(Fidelity Investment logo)(registered trademark)
(2_fidelity_logos)Fidelity Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2000

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	21	The managers' review of fund performance, strategy and outlook.
Investment Changes	25	A summary of major shifts in the fund's investments over the past six months.
Investments	26	A complete list of the fund's investments with their market values.
Financial Statements	45	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	54	Notes to the financial statements.

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	1.90%	5.41%	46.61%	66.88%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-2.94%	0.40%	39.65%	58.95%
Fidelity Strategic Income Composite	1.85%	4.47%	43.72%	60.78%
JP EMBI Global	6.95%	20.74%	107.11%	111.56%
LB Government Bond	4.97%	5.01%	35.12%	50.89%
ML High Yield Master II	-1.00%	-0.97%	40.48%	58.92%
SB Non-US Dollar World Govt Bond	-1.95%	2.41%	8.81%	28.05%
Multi-Sector Income Funds Average	0.43%	2.09%	35.58%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 124 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	5.41%	7.95%	9.46%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	0.40%	6.91%	8.52%
Fidelity Strategic Income Composite	4.47%	7.52%	8.74%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 2000, the value of the investment would have grown to $15,895 - a 58.95% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,892 - a 58.92% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,078 - a 60.78% increase.

** 40% high yield, 30% U.S. government and investment-grade,
15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,			September 3, 1996 (commencement of sale of Class A shares) to December 31,
	2000	1999	1998	1997	1996
Dividend returns	3.33%	6.97%	6.59%	7.20%	2.56%
Capital returns	-1.43%	-0.85%	-4.21%	2.04%	4.39%
Total returns	1.90%	6.12%	2.38%	9.24%	6.95%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.79 ¢	34.33 ¢	70.52 ¢
Annualized dividend rate	6.85%	6.67%	6.82%
30-day annualized yield	n/a	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.28 over the past one month, $10.32 over the past six months and $10.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	1.77%	5.34%	46.43%	66.67%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	-1.79%	1.65%	41.30%	60.83%
Fidelity Strategic Income Composite	1.85%	4.47%	43.72%	60.78%
JP EMBI Global	6.95%	20.74%	107.11%	111.56%
LB Government Bond	4.97%	5.01%	35.12%	50.89%
ML High Yield Master II	-1.00%	-0.97%	40.48%	58.92%
SB Non-US Dollar World Govt Bond	-1.95%	2.41%	8.81%	28.05%
Multi-Sector Income Funds Average	0.43%	2.09%	35.58%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 124 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	5.34%	7.93%	9.43%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	1.65%	7.16%	8.75%
Fidelity Strategic Income Composite	4.47%	7.52%	8.74%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 2000, the value of the investment would have grown to $16,083 - a 60.83% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value- weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more, and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,892 - a 58.92% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,078 - a 60.78% increase.

** 40% high yield, 30% U.S. government and investment-grade,
15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2000	1999	1998	1997	1996	1995
Dividend returns	3.30%	6.91%	6.56%	7.29%	7.73%	8.65%
Capital returns	-1.53%	-0.76%	-4.30%	2.04%	5.16%	13.37%
Total returns	1.77%	6.15%	2.26%	9.33%	12.89%	22.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.74 ¢	34.03 ¢	69.79 ¢
Annualized dividend rate	6.79%	6.62%	6.75%
30-day annualized yield	7.51%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.28 over the past one month, $10.31 over the past six months, and $10.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past six month, one year, five year and life of fund total return figures are 5%, 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	1.44%	4.65%	41.84%	60.66%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-3.49%	-0.28%	39.94%	59.66%
Fidelity Strategic Income Composite	1.85%	4.47%	43.72%	60.78%
JP EMBI Global	6.95%	20.74%	107.11%	111.56%
LB Government Bond	4.97%	5.01%	35.12%	50.89%
ML High Yield Master II	-1.00%	-0.97%	40.48%	58.92%
SB Non-US Dollar World Govt Bond	-1.95%	2.41%	8.81%	28.05%
Multi-Sector Income Funds Average	0.43%	2.09%	35.58%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 124 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	4.65%	7.24%	8.73%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-0.28%	6.95%	8.61%
Fidelity Strategic Income Composite	4.47%	7.52%	8.74%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,966 - a 59.66% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,892 - a 58.92% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix. ** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,078 - a 60.78% increase.

** 40% high yield, 30% U.S. government and investment-grade,
15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	1999	1999	1998	1997	1996	1995
Dividend returns	2.96%	6.21%	5.89%	6.58%	7.00%	7.78%
Capital returns	-1.52%	-0.76%	-4.20%	2.02%	5.14%	13.57%
Total returns	1.44%	5.45%	1.69%	8.60%	12.14%	21.35%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.17 ¢	30.62 ¢	63.04 ¢
Annualized dividend rate	6.11%	5.94%	6.08%
30-day annualized yield	7.08%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.29 over the past one month, $10.33 over the past six months, and $10.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, one year, five year, and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended June 30, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	1.39%	4.45%	41.04%	59.75%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	0.40%	3.46%	41.04%	59.75%
Fidelity Strategic Income Composite	1.85%	4.47%	43.72%	60.78%
JP EMBI Global	6.95%	20.74%	107.11%	111.56%
LB Government Bond	4.97%	5.01%	35.12%	50.89%
ML High Yield Master II	-1.00%	-0.97%	40.48%	58.92%
SB Non-US Dollar World Govt Bond	-1.95%	2.41%	8.81%	28.05%
Multi-Sector Income Funds Average	0.43%	2.09%	35.58%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 124 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	4.45%	7.12%	8.62%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	3.46%	7.12%	8.62%
Fidelity Strategic Income Composite	4.47%	7.52%	8.74%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by June 30, 2000, the value of the investment, would have grown to $15,975 - a 59.75% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,892 - a 58.92% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix. ** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,078 - a 60.78% increase.

** 40% high yield, 30% U.S. government and investment-grade,
15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,		November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2000	1999	1998	1997
Dividend returns	2.91%	6.10%	5.63%	1.36%
Capital returns	-1.52%	-0.85%	-4.21%	-0.09%
Total returns	1.39%	5.25%	1.42%	1.27%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.09 ¢	30.06 ¢	61.94 ¢
Annualized dividend rate	6.03%	5.85%	6.00%
30-day annualized yield	7.00%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.27 over the past one month, $10.31 over the past six months, and $10.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

International bond investors faced a myriad of negative factors throughout the majority of the six-month period ending June 30, 2000. Strong global economic growth and the threat of rising interest rates, currency fluctuations, and a weakening euro continued to plague global debt issues. Additionally, poor liquidity hampered bond prices in non-U.S. developed markets, particularly in the high-yield bond area, which historically is less sensitive to interest rates and driven more by credit fundamentals. High-yield bonds suffered as a result of declining demand and an increase in the default rate - except for telecommunications issues, which got a boost from the sector's global appeal for wireless communications. Those factors helped drag down the Salomon Brothers Non-U.S. World Government Bond Index, which returned -1.95%. On the bright side, a number of favorable factors propelled demand for emerging-market bonds, which was reflected in the 6.95% return of the J.P. Morgan Emerging Markets Bond Index Global - a popular benchmark of emerging market debt. Credit momentum, which was driven by improving fundamentals - such as the Russian government's Soviet-era debt restructuring and new political leadership - fostered the rally in emerging-market bonds. Elsewhere, Brazil's better-than-expected economic growth fueled a sharp increase in foreign direct investment. Often large commodity suppliers, emerging-market countries also benefited from a sharp increase in oil prices.

(Portfolio Manager photograph)
The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

J.C. For the six months ending June 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned 1.90%, 1.77%, 1.44% and 1.39%, respectively. The multi-sector income funds average, as tracked by Lipper Inc., returned 0.43%. Meanwhile, the Merrill Lynch High Yield Master II Index returned -1.00%. For the 12 months ending June 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned 5.41%, 5.34%, 4.65% and 4.45%, respectively, while the Lipper average returned 2.09% and the Merrill Lynch index returned -0.97%.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What helped the fund outperform its benchmarks?

J.C. Three of the four subportfolios that make up the fund - high yield, non-U.S. developed markets and emerging markets - outperformed their respective benchmarks. The subportfolio managers will discuss this in more detail below.

Q. Kevin, what was your strategy for the U.S. government sector?

K.G. The subportfolio is designed to be the low risk portion of the fund. Most of the subportfolio's holdings are in U.S. Treasuries and agency issues, which are high-quality, liquid instruments. While the subportfolio did not outperform its benchmark, it did meet its objective of providing liquidity and security for the other subportfolios that make up the fund.

Q. Mark, how did the high-yield subportfolio achieve its outperformance?

M.N. Despite the high-yield market being negatively affected by rising interest rates, wider credit spreads, volatile equity markets and fears of an economic slowdown, the subportfolio was able to outperform its benchmark. This was a result primarily of industry selection and, to a lesser extent, security selection. The portfolio's underweighted position relative to its benchmark in the steel, automotive and entertainment sectors more than offset the negative performance of our overweighted position in cable and underweighting in energy. The steel and automotive sectors were negatively impacted by fears of an economic slowdown, while poor fundamentals in the movie theater industry drove the entertainment arena downward. Energy benefited from robust oil and gas prices, and the cable industry was hurt by too much competition and a disappointing rollout of new services.

Q. Which securities helped and which hampered performance?

M.N. Positive contributions were made by Winstar, a wireless CLEC (competitive local exchange carrier); Laboratory Corp., one of the few large players left in the consolidating clinical laboratory testing business; and Voicestream Wireless, the owner and operator of one of the few national wireless platforms in the U.S. Unfortunately, these gains were somewhat offset by the poor stock performance of Signature Resorts, Kitty Hawk and GST Telecom, which are no longer in the fund.

Q. John, what events affected the emerging-market debt sector?

J.C. The year started off with one of the most important events - the resignation of Russian President Boris Yeltsin on New Year's Eve. Vladimir Putin, who acted as president until he was formally elected in March, enacted a number of reforms to enhance governability and the rule of law, which increased local and foreign investor confidence and drove asset prices upward. The Russian government also completed a restructuring of Soviet-era debt with private investors. Russia's performance was helped by the continued firmness in oil prices, providing an enormous boost to the country's external accounts. Mexico's story in the first half of this year is also noteworthy. Recognizing Mexico's strong fiscal discipline, reduced risk from the banking sector and increasing integration into the world economy, Moody's Credit Investor Services raised the country's rating to investment-grade level. In addition, with elections slated for the first week in July, President Ernesto Zedillo has been working diligently to avoid the election-related problems of the past. Finally, with respect to the overall market, many countries took advantage of ongoing strength in commodity prices, particularly oil, and continued growth in the U.S.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Ian, what were the factors that
influenced the non-U.S. developed
country subportfolio and what was
your strategy?

I.S. The subportfolio surpassed its benchmark by utilizing active security selection. The key factor was monetary tightening in both the United Kingdom and Euroland - the euro market countries. The Bank of England and the European Central Bank increased interest rates in an effort to slow their respective economies. Credit markets continued to underperform, driven by a number of factors including an increased level of corporate supply, reduced levels of government supply and equity volatility. In response, I reduced the subportfolio's credit exposure and increased holdings in government issues, since the outlook for the credit sector remained uncertain. In the euro market, I added value by utilizing a barbell approach, meaning the subportfolio's holdings were underweighted at the shorter durations, while overweighted in cash and 10-year duration bonds - in anticipation of an inversion in the yield curve and rising rates. In Japan, the economy showed some signs of recovery, as the government maintained its zero percent interest-rate policy in an attempt to encourage growth. As a result, the subportfolio maintained a short-duration position relative to the benchmark since interest rates remained very low both at the short and long-end of the yield curve.

Q. John, as lead portfolio manager, what's your outlook?

J.C. I see continued demand for credit product given current low yields and lack of supply at the long-end of the U.S. yield curve. Since I expect that fundamentals will drive the performance of credits in high-yield and emerging markets, we'll continue to focus Fidelity's research strength on selecting debt and securities that can enable the fund to continue outperforming.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous

Semiannual Report

Fund Talk: The Managers' Overview - continued

factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2000, more than $321 million

Manager: John Carlson, lead and emerging-markets manager, since 1995 and 1999, respectively; Kevin Grant, U.S. government investments, since 1998; Mark Notkin, high-yield investments, since 1999; and Ian Spreadbury, foreign developed-market securities, since 1998

3

John Carlson discusses emerging markets - five years later:

"This year marks my fifth anniversary managing Fidelity's emerging-market debt funds and funds holding positions in emerging markets. Over the past five years, the emerging-market debt marketplace has evolved positively, becoming more efficient, deeper and broader.

"When I began managing these funds, the benchmark index used was the J.P. Morgan Emerging Markets Bond Index, which included nine countries, was 88% invested in Latin America and contained no investment-grade securities. The current index used as the benchmark is the J.P. Morgan Emerging Markets Bond Index Global. As the marketplace has evolved, the index also changed to reflect greater diversification and today includes 27 countries, only 65% exposure to Latin America and now 30% in investment-grade securities. In addition, the new index holds a greater number of securities and has a much larger market capitalization - $190 billion as of June 30, 2000, compared to $66 billion as of June 30, 1995.

"The changes in the marketplace and the index complement our portfolio management style. We have always looked for undervalued, out-of-index countries and securities in an effort to enhance performance and achieve better diversification for the portfolios we manage. I remain optimistic about emerging-market debt and look forward to continued growth and development in this marketplace."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.9	15.5
Germany Federal Republic	5.2	1.8
Fannie Mae	4.9	5.3
Brazilian Federative Rep.	2.8	2.7
Canadian Government	2.5	3.0
	32.3	28.3
Top Five Market Sectors as of June 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	16.8	16.7
Utilities	9.6	10.0
Basic Industries	3.1	3.9
Finance	3.0	2.0
Technology	2.2	2.1
Quality Diversification as of June 30, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.3	42.4
Baa	3.2	1.2
Ba	3.2	4.8
B	34.4	34.4
Caa, Ca, C	4.3	5.7
Not Rated	2.7	2.2

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2000 and December 31, 1999 account for 2.7% and 2.2% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of June 30, 2000 *		As of December 31, 1999 **
	Corporate Bonds 35.8%		Corporate Bonds 35.6%
	U.S. Government and Government Agency Obligations 29.2%		U.S. Government and Government Agency Obligations 29.0%
	Foreign Government & Government Agency Obligations 23.5%		Foreign Government & Government Agency Obligations 23.0%
	Stocks 4.9%		Stocks 6.6%
	Other Investments 1.9%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	31.5%	** Foreign investments	31.8%

Semiannual Report

Investments June 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.6%
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Total Renal Care Holdings, Inc. 7% 5/15/09	B1		$ 860,000	$ 571,900
MEDIA & LEISURE - 0.3%
Broadcasting - 0.3%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	-		600,000	570,750
NTL, Inc. 5.75% 12/15/09 (g)	CCC+		344,000	271,760
				842,510
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	476,025
TOTAL CONVERTIBLE BONDS				1,890,435
Nonconvertible Bonds - 35.2%
BASIC INDUSTRIES - 3.1%
Chemicals & Plastics - 1.9%
Avecia Group PLC 11% 7/1/09	B2		840,000	823,200
Berry Plastics Corp. 11% 7/15/07	B3		590,000	528,050
Huntsman Corp. 9.5% 7/1/07 (g)	B2		940,000	857,750
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		1,200,000	1,200,000
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3		750,000	742,500
9.875% 5/1/07	Ba3		1,230,000	1,217,700
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3		795,000	817,856
				6,187,056
Metals & Mining - 0.3%
Better Minerals & Aggregates Co. 13% 9/15/09	B3		280,000	271,600
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	B3		780,000	709,800
				981,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 0.4%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		$ 520,000	$ 400,400
9.75% 6/15/07	Caa1		1,125,000	877,500
				1,277,900
Paper & Forest Products - 0.5%
Container Corp. of America:
gtd.:
9.75% 4/1/03	B2		210,000	208,950
11.25% 5/1/04	B2		50,000	50,750
10.75% 5/1/02	B2		70,000	71,225
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1		470,000	413,600
Stone Container Corp. 12.58% 8/1/16 (h)	B2		560,000	576,800
Tjiwi Kimia International Finance Co. 13.25% 8/1/01	Caa1		270,000	237,600
				1,558,925
TOTAL BASIC INDUSTRIES				10,005,281
CONSTRUCTION & REAL ESTATE - 0.6%
Construction - 0.1%
Blount, Inc. 13% 8/1/09	B3		490,000	498,575
Engineering - 0.2%
360networks, Inc. 13% 5/1/08 (g)	B3		635,000	628,650
Real Estate Investment Trusts - 0.3%
Pinnacle Holdings, Inc. 0% 3/15/08 (e)	B3		1,235,000	858,325
TOTAL CONSTRUCTION & REAL ESTATE				1,985,550
DURABLES - 0.4%
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		720,000	648,000
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (k)	-		676,406	581,709
Sealy Mattress Co. 9.875% 12/15/07	B3		170,000	163,200
				1,392,909
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 71,250
TOTAL DURABLES				1,464,159
ENERGY - 0.4%
Energy Services - 0.3%
Petroliam Nasional BHD (Petronas):
7.125% 10/18/06 (Reg. S)	Baa3		355,000	335,919
7.625% 10/15/26 (Reg. S)	Baa3		250,000	214,063
yankee 7.625% 10/15/26 (g)	Baa3		570,000	488,063
				1,038,045
Oil & Gas - 0.1%
Petroleos Mexicanos 9.4367% 7/15/05 (Reg. S) (h)	Baa3		235,000	235,588
TOTAL ENERGY				1,273,633
FINANCE - 2.9%
Banks - 1.0%
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		525,000	560,438
Banco Nacional de Desenvolvimento Economico e Social:
12.554% 6/16/08 (h)	B2		2,130,000	1,994,213
12.554% 6/16/08 (g)(h)	B2		500,000	468,125
				3,022,776
Credit & Other Finance - 1.9%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	A3	EUR	1,000,000	962,168
AMRESCO, Inc. 9.875% 3/15/05	Caa3		351,000	163,215
APP International Finance (Mauritius) Ltd. 0% 7/5/01 (g)	B3		520,000	410,800
APP International Finance Co. 11.75% 10/1/05	Caa1		170,000	119,000
Astra Overseas Finance BV:
6.7775% 6/30/05 (Reg.S) (h)	-		103,062	62,353
6.7775% 6/30/05 (g)(h)	-		92,755	56,117
Dobson/Sygnet Communications Co. 12.25% 12/15/08	-		625,000	660,938
Ford Motor Credit Co. euro 1.2% 2/7/05	A1	JPY	300,000,000	2,806,107
Kappa Beheer BV 10.625% 7/15/09	B2		715,000	715,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Netia Holdings II BV euro 13.5% 6/15/09	B3	EUR	230,000	$ 221,603
Stone Container Finance Co. 11.5% 8/15/06 (g)	B2		120,000	124,200
				6,301,501
TOTAL FINANCE				9,324,277
HEALTH - 1.3%
Medical Facilities Management - 1.3%
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3		740,000	621,600
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	614,250
Fountain View, Inc. 11.25% 4/15/08	Caa1		200,000	49,000
Hanger Orthopedic Group, Inc. 11.25% 6/15/09	B3		490,000	441,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C		1,136,000	114
Oxford Health Plans, Inc. 11% 5/15/05	B2		930,000	960,225
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,369,900
				4,056,089
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Electrical Equipment - 0.2%
Motors & Gears, Inc. 10.75% 11/15/06	B3		570,000	547,200
Industrial Machinery & Equipment - 0.4%
Applied Power, Inc. 8.75% 4/1/09	B1		810,000	838,350
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		480,000	475,200
				1,313,550
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 0.9%
Allied Waste North America, Inc. 7.875% 1/1/09	Ba2		$ 2,145,000	$ 1,823,250
Browning-Ferris Industries, Inc. 7.4% 9/15/35	Ba3		1,640,000	1,131,600
				2,954,850
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				4,815,600
MEDIA & LEISURE - 14.7%
Broadcasting - 12.8%
ACME Television LLC/ACME Financial Corp. 0% 9/30/04 (e)	B3		1,020,000	974,100
Adelphia Communications Corp.:
8.375% 2/1/08	B1		370,000	326,525
9.25% 10/1/02	B1		280,000	275,100
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		380,000	307,800
Callahan Nordrhein Westfalen 14% 7/15/10 (g)	B3		1,260,000	1,261,576
CapStar Broadcasting Partners, Inc.:
0% 2/1/09 (e)	B2		315,000	287,438
9.25% 7/1/07	B1		1,010,000	1,016,313
Century Communications Corp.:
Series B, 0% 1/15/08	B1		3,330,000	1,365,300
8.375% 12/15/07	B1		20,000	17,450
8.75% 10/1/07	B1		90,000	81,000
9.5% 3/1/05	B1		60,000	57,750
Chancellor Media Corp.:
8.125% 12/15/07	B1		250,000	251,563
9% 10/1/08	B1		2,720,000	2,774,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		1,770,000	1,004,475
0% 4/1/11 (e)	B2		2,600,000	1,475,500
Citadel Broadcasting Co.:
9.25% 11/15/08	B3		1,320,000	1,280,400
10.25% 7/1/07	B3		2,030,000	2,057,913
Comcast UK Cable Partners Ltd. 0% 11/15/07 (e)	B2		220,000	204,600
Diamond Cable Communications PLC yankee 0% 12/15/05 (e)	B3		696,000	650,760
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Earthwatch, Inc. 0% 7/15/07 unit (e)(g)	-		$ 700,000	$ 448,000
EchoStar DBS Corp. 9.375% 2/1/09	B2		1,800,000	1,737,000
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,190,400
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B1		901,000	777,113
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		2,505,000	1,684,613
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		300,000	327,000
LIN Holdings Corp. 0% 3/1/08 (e)	B3		1,240,000	815,300
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Caa1		520,000	358,800
NTL Communications Corp.:
0% 10/1/08 (e)	B3		6,975,000	4,481,438
11.5% 10/1/08	B3		1,080,000	1,088,100
NTL, Inc. 0% 4/1/08 (e)	B3		890,000	551,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B1		90,000	88,200
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,070,600
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3		580,000	391,500
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	85,500
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1		3,405,000	2,366,475
Telewest Communications PLC:
0% 4/15/09 (e)	B1		2,030,000	1,116,500
0% 2/1/10 (e)(g)	B1		2,970,000	1,574,100
9.875% 2/1/10 (g)	B1		350,000	325,500
11.25% 11/1/08	B1		170,000	170,000
Telewest PLC yankee 9.625% 10/1/06	B1		625,000	587,500
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2		1,160,000	580,000
10.875% 8/1/09	B2		3,690,000	3,247,200
11.5% 2/1/10	B2		300,000	268,500
				41,001,102
Entertainment - 0.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3		455,000	414,050
Livent, Inc. 9.375% 10/15/04 (c)	-		300,000	60,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		$ 1,170,000	$ 794,138
9.25% 4/1/06	B3		480,000	453,600
				1,721,788
Lodging & Gaming - 1.4%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		930,000	869,550
HMH Properties, Inc. 7.875% 8/1/05	Ba2		700,000	644,000
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		480,000	451,200
9.375% 6/15/07	B+		890,000	883,325
ITT Corp. 7.375% 11/15/15	Ba1		720,000	603,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	304,000
Station Casinos, Inc. 8.875% 12/1/08	B1		745,000	709,613
				4,464,688
TOTAL MEDIA & LEISURE				47,187,578
NONDURABLES - 0.4%
Foods - 0.4%
Del Monte Corp. 12.25% 4/15/07	B3		252,000	267,120
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1		1,564,000	1,173,000
				1,440,120
RETAIL & WHOLESALE - 0.2%
Grocery Stores - 0.2%
Pathmark Stores, Inc. 9.625% 5/1/03 (c)	Caa3		910,000	627,900
SERVICES - 0.5%
Printing - 0.4%
Sullivan Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	723,600
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		740,131	666,118
				1,389,718
Services - 0.1%
Medaphis Corp. 9.5% 2/15/05	Caa1		190,000	142,500
TOTAL SERVICES				1,532,218
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - 2.1%
Computer Services & Software - 1.2%
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3		$ 510,000	$ 249,900
12% 2/15/10	B3		510,000	395,250
12.5% 2/15/09	B3		784,000	623,280
Federal Data Corp. 10.125% 8/1/05	B3		760,000	494,000
PSINet, Inc. 11% 8/1/09	B3		1,460,000	1,350,500
Verio, Inc. 11.25% 12/1/08	B3		705,000	775,500
				3,888,430
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-		580,000	478,500
Electronic Instruments - 0.2%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		624,000	574,080
Electronics - 0.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3		385,000	413,875
Details, Inc. 10% 11/15/05	B3		65,000	61,750
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2		595,000	600,950
Flextronics International Ltd. 9.875% 7/1/10 (g)	Ba3		365,000	370,475
Intersil Corp. 13.25% 8/15/09	B3		294,000	335,160
				1,782,210
TOTAL TECHNOLOGY				6,723,220
UTILITIES - 7.1%
Cellular - 4.8%
Comunicacion Celular SA 0% 3/1/05 (e)(g)	B3		310,000	229,400
Crown Castle International Corp. 0% 5/15/11 (e)	B3		1,970,000	1,201,700
Leap Wireless International, Inc.:
0% 4/15/10 (e)(g)	-		450,000	189,000
12.5% 4/15/10 (g)	Caa2		775,000	682,000
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	706,800
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1		1,610,000	1,368,500
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	551,855
0% 10/31/07 (e)	B1		850,000	633,250
0% 2/15/08 (e)	B1		2,220,000	1,626,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Nextel Communications, Inc.: - continued
12% 11/1/08	B1		$ 460,000	$ 491,050
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		200,000	140,000
Rogers Communications, Inc. 8.875% 7/15/07	Ba3		625,000	612,500
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		1,790,000	1,181,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3		1,810,000	1,307,725
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2		5,200,000	3,484,000
10.375% 11/15/09	B2		990,000	1,029,600
				15,434,930
Telephone Services - 2.3%
Allegiance Telecom, Inc. 0% 2/15/08 (e)	B3		862,000	627,105
Esat Telecom Group PLC 11.875% 12/1/08	Caa1		60,000	69,600
Intermedia Communications, Inc. 8.5% 1/15/08	B2		445,000	409,400
NEXTLINK Communications, Inc.:
0% 6/1/09 (e)	B2		1,050,000	645,750
10.5% 12/1/09	B2		620,000	607,600
Rhythms NetConnections, Inc. 12.75% 4/15/09	B3		690,000	469,200
WinStar Communications, Inc.:
0% 4/15/10 (e)(g)	B3		6,271,000	2,916,015
12.75% 4/15/10 (g)	B3		1,724,000	1,663,660
				7,408,330
TOTAL UTILITIES				22,843,260
TOTAL NONCONVERTIBLE BONDS				113,278,885
TOTAL CORPORATE BONDS (Cost $120,672,477)				115,169,320
U.S. Government and Government Agency Obligations - 25.9%

U.S. Government Agency Obligations - 9.0%
Fannie Mae:
5.25% 1/15/09	Aaa		6,500,000	5,729,165
6.5% 4/29/09	Aaa		5,500,000	5,138,210
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	974,840
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
4.96% 10/7/05	Aaa		$ 7,500,000	$ 6,803,925
6.75% 4/5/04	Aaa		870,000	859,534
Freddie Mac 6.25% 7/15/04	Aaa		800,000	777,752
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa		169,746	176,826
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		2,017,833	2,055,526
Class 2-E, 9.4% 5/15/02	Aaa		56,958	57,776
Class 3-T, 9.625% 5/15/02	Aaa		20,621	20,991
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		960,000	941,217
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		641,667	633,582
Private Export Funding Corp. secured:
5.82% 6/15/03 (g)	Aaa		4,600,000	4,427,040
6.86% 4/30/04	Aaa		456,000	452,575
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				29,048,959
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds:
7% 7/15/06	Aaa		18,780,000	19,460,775
8.75% 5/15/17	Aaa		5,440,000	6,851,843
8.875% 8/15/17	Aaa		6,685,000	8,521,303
10.75% 8/15/05	Aaa		16,410,000	19,561,194
TOTAL U.S. TREASURY OBLIGATIONS				54,395,115
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $86,062,442)				83,444,074
U.S. Government Agency - Mortgage Securities - 3.3%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Fannie Mae - 1.5%
5.5% 5/1/11 to 6/1/14	Aaa		$ 610,741	$ 567,655
6% 11/1/10 to 1/1/26	Aaa		1,242,853	1,179,800
6.5% 5/1/08 to 2/1/26	Aaa		1,543,999	1,468,464
7% 9/1/25 to 12/1/28	Aaa		571,191	552,904
7.5% 1/1/28 to 5/1/28	Aaa		684,765	676,396
8% 7/1/26 to 12/1/27	Aaa		497,343	500,974
TOTAL FANNIE MAE				4,946,193
Freddie Mac - 0.1%
6% 12/1/07	Aaa		35,146	33,927
8.5% 3/1/20	Aaa		139,326	142,619
TOTAL FREDDIE MAC				176,546
Government National Mortgage Association - 1.7%
6% 1/15/09 to 5/15/09	Aaa		733,575	706,976
6.5% 4/15/26 to 5/15/26	Aaa		777,452	739,310
7% 9/15/25 to 10/15/28	Aaa		1,398,800	1,360,126
7.5% 2/15/22 to 8/15/28	Aaa		2,262,500	2,251,317
8% 9/15/26 to 12/15/26	Aaa		372,524	376,715
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				5,434,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,768,254)				10,557,183
Foreign Government and Government Agency Obligations (i) - 23.5%

Argentinian Republic:
BOCON 2.8068% 4/1/07 (h)	B1	ARS	2,952,031	2,045,802
Brady:
discount 7.875% 3/31/23 (h)	B1		700,000	565,250
par L-GP 6.00% 3/31/23	B1		1,970,000	1,310,050
floating rate bond 7.375% 3/31/05 (h)	B1		1,246,400	1,137,963
9.75% 9/19/27	B1		725,000	564,594
11.375% 3/15/10	B1		315,000	285,863
11.75% 2/12/07	B1	ARS	500,000	413,982
11.75% 4/7/09	B1		1,115,000	1,039,738
11.75% 6/15/15	B1		260,000	235,950
12% 2/1/20	B1		205,000	189,881
12.125% 2/25/19	B1		240,000	225,600
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazilian Federative Rep.:
euro 11.625% 4/15/04	B2		$ 780,000	$ 785,850
Brady:
capitalization bond 8% 4/15/14	B2		2,337,216	1,722,236
debt conversion bond 7.4375% 4/15/12 (h)	B2		2,670,000	1,969,125
discount euro 7.375% 4/15/24 (h)	B2		300,000	237,375
new money bond L, 7.4375% 4/15/09 (Bearer) (h)	B2		572,000	479,765
7.375% 4/15/06 (h)	B2		925,350	843,225
10.125% 5/15/27	B2		1,025,000	808,469
12.25% 3/6/30	B2		426,000	391,920
12.75% 1/15/20	B2		365,000	349,031
14.5% 10/15/09	B2		1,321,000	1,413,470
Bulgarian Republic Brady:
discount A 7.0625% 7/28/24 (h)	B2		346,000	273,773
FLIRB A 2.75% 7/28/12 (h)	B2		572,000	421,135
interest arrears bond 7.0625% 7/28/11 (h)	B2		336,000	266,700
Canadian Government:
1.9% 3/23/09	Aa1	JPY	70,000,000	674,778
7% 12/1/06	Aa1	CAD	2,700,000	1,922,736
9% 6/1/25	Aa1	CAD	2,100,000	1,990,241
10% 5/1/02	Aa1	CAD	5,000,000	3,606,045
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		750,000	378,750
Promissory notes 5.092% 1/5/10	-		704,527	308,439
warrants 11/15/20 (a)(j)	-		750	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		695,000	590,750
Colombian Republic:
7.625% 2/15/07	Ba2		195,000	141,375
8.375% 2/15/27	Ba2		250,000	159,375
8.625% 4/1/08	Ba2		170,000	125,800
9.75% 4/23/09	Ba2		135,000	104,963
10.875% 3/9/04	Ba2		120,000	112,200
11.75% 2/25/20	Ba2		560,000	459,200
Croatia Republic 7.0325% 7/31/06 (h)	Baa3		338,309	320,548
Ecuador Republic Brady:
discount 7.1875% 2/28/25 (c)(h)	Caa2		335,000	131,488
par 4% 2/28/25 (c)(f)	Caa2		430,000	146,200
past due interest 7.1875% 2/28/15 (Bearer) (c)(h)	Caa3		803,706	192,889
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Germany Federal Republic:
4.25% 2/18/05	Aaa	EUR	1,000,000	$ 922,183
4.5% 5/17/02	Aaa	EUR	900,000	851,429
4.5% 7/4/09	Aaa	EUR	500,000	451,791
5.625% 1/4/28	Aaa	EUR	3,800,000	3,657,998
6.25% 4/26/06	Aaa	EUR	4,250,000	4,263,894
8% 7/22/02	Aaa	EUR	6,800,000	6,850,773
Italian Republic 3.75% 6/8/05	Aa3	JPY	360,000,000	3,831,240
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	1,960,000	41,331
Panamanian Republic 8.25% 4/22/08	Ba1		255,000	225,675
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		225,000	136,688
past due interest 4.5% 3/7/17 (h)	Ba3		280,000	187,600
Philippine Government:
8.875% 4/15/08	Ba1		265,000	238,500
9.875% 3/16/10	Ba1		215,000	197,800
9.875% 1/15/19	Ba1		265,000	216,306
Russian Federation:
8.75% 7/24/05 (Reg. S)	B3		869,000	674,561
9.25% 11/27/01	B3		264,000	252,120
10% 6/26/07	B3		761,000	586,921
11% 7/24/18 (Reg. S)	B3		902,000	675,373
11.75% 6/10/03 (Reg. S)	B3		568,000	527,530
12.75% 6/24/28 (Reg. S)	B3		838,000	722,775
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		520,000	231,400
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	1,000,000	870,994
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	2,500,000	2,589,974
Turkish Republic 11.875% 11/5/04	B1		115,000	119,600
Ukraine Government 11% 3/15/07 (Reg. S)	-		505,000	345,925
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	1,310,000	2,189,177
8% 12/7/15	Aaa	GBP	230,000	465,167
8.75% 8/25/17	Aaa	GBP	1,300,000	2,870,392
9.75% 8/27/02	Aaa	GBP	1,000,000	1,627,134
United Mexican States:
Brady:
discount A 7.3125% 12/31/19 (h)	Baa3		1,050,000	1,031,625
par A 6.25% 12/31/19 unit	Baa3		2,165,000	1,805,069
par B 6.25% 12/31/19 unit	Baa3		250,000	208,438
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Mexican States: - continued
value recovery rights 6/30/03:
discount A (j)	-		$ 1,617,000	$ 16
discount C (j)	-		2,000	0
9.875% 2/1/10	Baa3		1,610,000	1,678,425
10.375% 2/17/09	Baa3		440,000	470,250
11.375% 9/15/16	Baa3		655,000	750,794
11.5% 5/15/26	Baa3		910,000	1,097,688
Venezuelan Republic:
Brady debt conversion bond 7.875% 12/18/07 (h)	B2		2,142,840	1,746,415
Oil recovery rights 4/15/20 (j)	-		10	0
9.25% 9/15/27	B2		1,155,000	762,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,537,253)				75,715,795
Supranational Obligations - 0.5%

European Investment Bank 4% 4/15/09 (Cost $2,040,607)	Aaa	EUR	2,000,000	1,689,619
Common Stocks - 0.6%
	Shares
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Laboratory Corp. of America Holdings	17,818	1,374,213
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	65,026
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	570	17,100
		82,126
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Concentric Network Corp. warrants 12/15/07 (a)(g)	200	105,400
DecisionOne Corp.	1,980	20
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	1,137	0
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
DecisionOne Corp.: - continued
Class B warrants 4/18/07 (a)	1,959	$ 0
Class C warrants 4/18/07 (a)	1,162	0
		105,420
Electronics - 0.0%
Intersil Holding Corp. warrants 8/15/09 (a)(g)	120	100,800
TOTAL TECHNOLOGY		206,220
UTILITIES - 0.1%
Cellular - 0.1%
Leap Wireless International, Inc.:
warrants 4/15/10 (a)(g)	775	0
warrants 4/15/10 (a)	450	0
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	575
warrants 1/15/07 (CV ratio .6) (a)	480	2,040
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	4,383
Orbital Imaging Corp. warrants 3/1/05 (a)(g)	56	280
Powertel, Inc. warrants 2/1/06 (a)	3,328	193,024
		200,302
Telephone Services - 0.0%
MGC Communications, Inc. (g)	916	54,903
Source Media, Inc. (a)	1,676	6,547
		61,450
TOTAL UTILITIES		261,752
TOTAL COMMON STOCKS (Cost $1,424,344)		1,924,311
Nonconvertible Preferred Stocks - 4.3%

FINANCE - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II 8.875%	240	213,663
MEDIA & LEISURE - 1.8%
Broadcasting - 1.4%
Adelphia Communications Corp. $13.00	5,345	550,535
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Broadcasting - continued
Benedek Communications Corp. 11.5% pay-in-kind	966	$ 531,300
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	3,656	376,568
CSC Holdings, Inc.:
11.125% pay-in-kind	19,010	1,986,545
Series H, 11.75% pay-in-kind	5,182	546,701
Granite Broadcasting Corp. 12.75% pay-in-kind	622	522,480
		4,514,129
Publishing - 0.4%
PRIMEDIA, Inc.:
$9.20	1,600	138,800
8.625%	7,377	627,045
Series D, $10.00	5,733	530,303
		1,296,148
TOTAL MEDIA & LEISURE		5,810,277
RETAIL & WHOLESALE - 0.0%
Grocery Stores - 0.0%
Supermarkets General Holdings Corp. $3.52 pay-in-kind	12,725	12,725
UTILITIES - 2.4%
Cellular - 1.0%
Nextel Communications, Inc.:
11.125% pay-in-kind	1,087	1,048,955
Series D, 13% pay-in-kind	2,084	2,177,780
		3,226,735
Telephone Services - 1.4%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	14	12,530
Intermedia Communications, Inc. 13.5% pay-in-kind	1,955	1,896,350
NEXTLINK Communications, Inc. 13.50% pay-in-kind	862	836,140
NEXTLINK Communications, Inc. 14% pay-in-kind	32,884	1,677,084
Source Media, Inc. 13.50% pay-in-kind	4,183	24,052
		4,446,156
TOTAL UTILITIES		7,672,891
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,369,123)		13,709,556
Sovereign Loan Participations - 1.4%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Algerian Republic loan participation:
Series 1 - Deutsche Bank 6.625% 9/4/06 (h)	-	$ 415,000	$ 342,375
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 6.625% 9/4/06 (h)	-	284,000	234,300
Series 1- Societe Generale 6.625% 9/4/06 (h)	-	20,000	16,500
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.1875% 3/4/10 (h)	-	315,000	243,338
Series 3 - The Chase Manhattan Bank 7.1875% 3/4/10 (h)	-	142,000	109,695
Bank for Foreign Economic Affairs of Russia (Vnesheconombank) loan participation restructured under 1997 Agreement:
- Deutsche Bank 7.9375% 12/15/20 (c)(h)	-	7,594,000	2,325,663
- ING Bank NV 7.9375% 12/15/20 (c)(h)	-	320,000	98,000
- Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.9375% 12/15/20 (c)(h)	-	610,000	186,813
- Morgan (J.P.) Securities, Inc. 7.9375% 12/15/20 (c)(h)	-	265,000	81,156
- Paribas Capital Markets 7.9375% 12/15/20 (c)(h)	-	265,000	81,156
- The Chase Manhattan Bank 7.9375% 12/15/20 (c)(h)	-	530,000	162,313
Moroccan Kingdom loan participation:
Series A - Deutsche Bank 7.75% 1/1/09 (h)	-	155,000	139,500
Series A - Morgan Guaranty Trust Co. 7.75% 1/1/09 (h)	-	117,052	105,347
Series A - Paribas Capital Markets 7.75% 1/1/09 (h)	-	198,579	178,721
Series A - The Chase Manhattan Bank 7.75% 1/1/09 (h)	-	54,429	48,986
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,961,127)			4,353,863
Cash Equivalents - 3.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.58%, dated 6/30/00 due 7/3/00 (Cost $12,613,000)	$ 12,619,918	$ 12,613,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $326,448,627)		319,176,721
NET OTHER ASSETS - 0.8%		2,712,437
NET ASSETS - 100%		$ 321,889,158
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,894,865 or 5.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/00	$ 641,329
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.3%	AAA, AA, A	37.2%
Baa	3.2%	BBB	1.5%
Ba	3.2%	BB	7.6%
B	34.0%	B	30.3%
Caa	4.2%	CCC	4.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.2%
The percentage not rated by Moody's or S&P amounted to 2.7%. FMR has determined that unrated debt securities that are lower quality account for 2.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.5%
Germany	6.0
United Kingdom	3.9
Brazil	3.6
Canada	3.0
Mexico	2.6
Argentina	2.6
Russia	2.3
Netherlands	2.0
Italy	1.2
Others (individually less than 1%)	4.3
100.0%
Income Tax Information

At June 30, 2000, the aggregate cost
of investment securities for income tax purposes was $327,033,015. Net unrealized depreciation aggregated $7,856,294, of which $8,062,631 related to appreciated investment securities and $15,918,925 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $10,864,000 all of which will expire on December 31, 2007.
The fund intends to elect to defer to its fiscal year ending December 31, 2000 approximately $2,077,000 of losses recognized during the period November 1, 1999 to December 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $12,613,000) (cost $326,448,627) - See accompanying schedule		$ 319,176,721
Cash		178,561
Receivable for investments sold		1,541,679
Receivable for fund shares sold		608,695
Dividends receivable		221,206
Interest receivable		6,009,559
Other receivables		1,174
Total assets		327,737,595
Liabilities
Payable for investments purchased	$ 4,201,849
Payable for fund shares redeemed	950,405
Distributions payable	324,109
Accrued management fee	151,964
Distribution fees payable	122,600
Other payables and accrued expenses	97,510
Total liabilities		5,848,437
Net Assets		$ 321,889,158
Net Assets consist of:
Paid in capital		$ 342,602,234
Undistributed net investment income		2,510,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,913,854)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,309,660)
Net Assets		$ 321,889,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2000 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,282,639 ÷ 1,481,576 shares)	$10.32
Maximum offering price per share (100/95.25 of $10.32)	$10.83
Class T: Net Asset Value and redemption price per share ($196,251,328 ÷ 19,037,311 shares)	$10.31
Maximum offering price per share (100/96.50 of $10.31)	$10.68
Class B: Net Asset Value and offering price per share ($86,077,078 ÷ 8,334,745 shares) A	$10.33
Class C: Net Asset Value and offering price per share ($20,538,163 ÷ 1,993,332 shares) A	$10.30
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,739,950 ÷ 360,599 shares)	$10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2000 (Unaudited)
Investment Income Dividends		$ 951,028
Interest		12,434,739
Total income		13,385,767
Expenses
Management fee	$ 893,067
Transfer agent fees	276,360
Distribution fees	718,801
Accounting fees and expenses	94,317
Non-interested trustees' compensation	523
Custodian fees and expenses	32,551
Registration fees	63,573
Audit	39,169
Legal	6,497
Miscellaneous	1,161
Total expenses before reductions	2,126,019
Expense reductions	(8,233)	2,117,786
Net investment income		11,267,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,735,841)
Foreign currency transactions	(260,369)	(1,996,210)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,949,116)
Assets and liabilities in foreign currencies	1,328	(3,947,788)
Net gain (loss)		(5,943,998)
Net increase (decrease) in net assets resulting from operations		$ 5,323,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2000 (Unaudited)	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,267,981	$ 21,899,000
Net realized gain (loss)	(1,996,210)	(7,459,313)
Change in net unrealized appreciation (depreciation)	(3,947,788)	3,043,574
Net increase (decrease) in net assets resulting from operations	5,323,983	17,483,261
Distributions to shareholders from net investment income	(9,891,819)	(19,936,469)
Share transactions - net increase (decrease)	16,634,027	24,266,774
Total increase (decrease) in net assets	12,066,191	21,813,566
Net Assets
Beginning of period	309,822,967	288,009,401
End of period (including undistributed net investment income of $2,510,438 and $1,690,132, respectively)	$ 321,889,158	$ 309,822,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Invest- ment Operations
Net investment income D	.388	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.195)	(.152)	(.512)	.198	.493
Total from investment operations	.193	.623	.259	1.000	.760
Less Distributions
From net investment income	(.343)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.343)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.320	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C	1.90%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,283	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets	1.10% A	1.08%	1.23%	1.25% F	1.25% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.59% A	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	94% A	146%	150%	140%	119%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000	$ 9.920
Income from Invest- ment Operations
Net investment income	.386 D	.772 D	.781 D	.814 D	.813 D	.885
Net realized and unrealized gain (loss)	(.206)	(.147)	(.535)	.194	.542	1.231
Total from investment operations	.180	.625	.246	1.008	1.355	2.116
Less Distributions
From net investment income	(.340)	(.705)	(.726)	(.798)	(.805)	(.806)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.340)	(.705)	(.786)	(1.168)	(1.105)	(1.036)
Net asset value, end of period	$ 10.310	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Total Return B, C	1.77%	6.15%	2.26%	9.33%	12.89%	22.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 196,251	$ 190,335	$ 189,755	$ 119,204	$ 99,327	$ 52,626
Ratio of expenses to average net assets	1.16% A	1.13%	1.18%	1.20%	1.23%	1.35% E
Ratio of expenses to average net assets after expense reductions	1.15% A, F	1.13%	1.17% F	1.19% F	1.22% F	1.35%
Ratio of net investment income to average net assets	7.52% A	7.38%	7.25%	7.21%	7.34%	7.28%
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010	$ 9.910
Income from Investment Operations
Net investment income	.352 D	.703 D	.713 D	.740 D	.743 D	.820
Net realized and unrealized gain (loss)	(.206)	(.146)	(.529)	.194	.538	1.237
Total from investment operations	.146	.557	.184	.934	1.281	2.057
Less Distributions
From net investment income	(.306)	(.637)	(.654)	(.724)	(.731)	(.727)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.306)	(.637)	(.714)	(1.094)	(1.031)	(.957)
Net asset value, end of period	$ 10.330	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Total Return B, C	1.44%	5.45%	1.69%	8.60%	12.14%	21.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 86,077	$ 86,116	$ 72,773	$ 54,562	$ 37,403	$ 26,654
Ratio of expenses to average net assets	1.82% A	1.78%	1.83%	1.86%	1.88%	2.10% E
Ratio of expenses to average net assets after expense reductions	1.81% A, F	1.78%	1.83%	1.85% F	1.87% F	2.10%
Ratio of net investment income to average net assets	6.86% A	6.73%	6.56%	6.55%	6.69%	6.53%
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income D	.345	.687	.672	.105
Net realized and unrealized gain (loss)	(.204)	(.151)	(.517)	.037
Total from investment operations	.141	.536	.155	.142
Less Distributions
From net investment income	(.301)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	(.310)
In excess of net realized gain	-	-	(.060)	-
Total distributions	(.301)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.300	$ 10.460	$ 10.550	$ 11.080
Total Return B, C	1.39%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,538	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets	1.93% A	1.91%	2.07% F	2.10% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.75% A	6.61%	6.37%	6.30% A
Portfolio turnover rate	94% A	146%	150%	140%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030	$ 10.890
Income from Investment Operations
Net investment income	.400 D	.799 D	.805 D	.830 D	.826 D	.456
Net realized and unrealized gain (loss)	(.208)	(.150)	(.533)	.186	.548	.340
Total from investment operations	.192	.649	.272	1.016	1.374	.796
Less Distributions
From net investment income	(.352)	(.729)	(.742)	(.806)	(.804)	(.426)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.352)	(.729)	(.802)	(1.176)	(1.104)	(.656)
Net asset value, end of period	$ 10.370	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Total Return B, C	1.88%	6.35%	2.49%	9.36%	13.04%	7.47%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,740	$ 3,645	$ 4,636	$ 6,289	$ 6,107	$ 107
Ratio of expenses to average net assets	.93% A	.93%	1.07%	1.10% F	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	.92% A, G	.93%	1.07%	1.09% G	1.10%	1.10% A
Ratio of net investment income to aver- age net assets	7.76% A	7.58%	7.29%	7.31%	7.47%	7.53% A
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, non-taxable dividends, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $581,709 or .2% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $4,353,863 or 1.4% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,385,373 and $137,527,507, respectively, of which U.S. government and government agency obligations aggregated $10,167,001 and $6,324,104, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 10,206	$ 35
Class T	238,115	2,757
Class B	379,103	274,390
Class C	91,377	46,971
	$ 718,801	$ 324,153

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,515	$ 14,579
Class T	60,945	19,314
Class B	131,289	131,289*
Class C	1,693	1,693*
	$ 239,442	$ 166,875

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 14,374	.21 *
Class T	164,772	.17 *
Class B	76,225	.18 *
Class C	17,523	.19 *
Institutional Class	3,466	.19 *
	$ 276,360

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,926,200. The weighted average interest rate was 5.88%. Interest earned from the interfund lending program amounted to $ 6,476 and is included in interest income on the Statement of Operations.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $8,233.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Beneficial Interest.

At the end of the period, FMR was record owner of approximately 13% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30,	Year ended December 31,
	2000	1999
From net investment income
Class A	$ 452,969	$ 775,559
Class T	6,287,009	13,041,860
Class B	2,494,965	4,950,300
Class C	534,679	853,483
Institutional Class	122,197	315,267
Total	$ 9,891,819	$ 19,936,469

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	590,687	670,664	$ 6,103,658	$ 7,034,562
Reinvestment of distributions	34,799	59,003	358,061	616,531
Shares redeemed	(365,966)	(416,786)	(3,788,317)	(4,352,173)
Net increase (decrease)	259,520	312,881	$ 2,673,402	$ 3,298,920
Class T Shares sold	3,852,768	7,300,446	$ 39,705,333	$ 76,364,764
Reinvestment of distributions	518,443	1,043,417	5,331,824	10,903,390
Shares redeemed	(3,514,147)	(8,149,722)	(36,341,664)	(85,087,489)
Net increase (decrease)	857,064	194,141	$ 8,695,493	$ 2,180,665
Class B Shares sold	1,205,702	3,093,028	$ 12,456,860	$ 32,490,970
Reinvestment of distributions	165,116	321,769	1,700,988	3,367,960
Shares redeemed	(1,247,215)	(2,090,413)	(12,903,021)	(21,891,154)
Net increase (decrease)	123,603	1,324,384	$ 1,254,827	$ 13,967,776
Class C Shares sold	694,053	1,002,410	$ 7,155,652	$ 10,478,051
Reinvestment of distributions	38,924	62,617	399,961	653,680
Shares redeemed	(357,189)	(513,809)	(3,696,630)	(5,359,385)
Net increase (decrease)	375,788	551,218	$ 3,858,983	$ 5,772,346
Institutional Class Shares sold	53,982	137,655	$ 559,029	$ 1,449,056
Reinvestment of distributions	9,533	20,355	98,650	213,945
Shares redeemed	(49,084)	(248,874)	(506,357)	(2,615,934)
Net increase (decrease)	14,431	(90,864)	$ 151,322	$ (952,933)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Bart A. Grenier, Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ®
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

SI-SANN-0800 108597
1.705747.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
(2_fidelity_logos)Fidelity Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2000

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	9	The managers' review of fund performance, strategy and outlook.
Investment Changes	13	A summary of major shifts in the fund's investments over the past six months.
Investments	14	A complete list of the fund's investments with their market values.
Financial Statements	33	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	42	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	1.88%	5.56%	47.89%	68.33%
Fidelity Strategic Income Composite	1.85%	4.47%	43.72%	60.78%
JP EMBI Global	6.95%	20.74%	107.11%	111.56%
LB Government Bond	4.97%	5.01%	35.12%	50.89%
ML High Yield Master II	-1.00%	-0.97%	40.48%	58.92%
SB Non-US Dollar World Govt Bond	-1.95%	2.41%	8.81%	28.05%
Multi-Sector Income Funds Average	0.43%	2.09%	35.58%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 124 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	5.56%	8.14%	9.63%
Fidelity Strategic Income Composite	4.47%	7.52%	8.74%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

FA Strategic Inc -CL I FID Strategic Inc. Blend ML High Yield Master II
00648 F0097 ML012
1994/10/31 10000.00 10000.00 10000.00
1994/11/30 10050.16 9936.60 9913.96
1994/12/31 10017.44 9903.80 10018.42
1995/01/31 10129.20 9978.91 10159.09
1995/02/28 10368.45 10141.90 10484.71
1995/03/31 10518.89 10327.22 10626.39
1995/04/30 10913.50 10664.49 10895.62
1995/05/31 11324.23 11104.80 11237.63
1995/06/30 11382.14 11186.68 11313.19
1995/07/31 11496.09 11241.99 11460.51
1995/08/31 11515.97 11255.61 11520.65
1995/09/30 11722.27 11450.63 11654.54
1995/10/31 11858.92 11529.37 11753.05
1995/11/30 11991.80 11702.56 11869.53
1995/12/31 12262.15 11966.60 12068.40
1996/01/31 12535.82 12181.84 12270.00
1996/02/29 12434.95 12022.59 12307.50
1996/03/31 12406.66 12017.90 12257.18
1996/04/30 12523.21 12087.11 12274.37
1996/05/31 12607.92 12144.87 12362.83
1996/06/30 12714.41 12274.32 12412.09
1996/07/31 12791.31 12384.03 12493.68
1996/08/31 12938.43 12508.74 12646.07
1996/09/30 13341.77 12793.71 12943.32
1996/10/31 13515.35 12970.78 13055.66
1996/11/30 13779.59 13260.91 13317.84
1996/12/31 13860.66 13271.94 13428.55
1997/01/31 13942.67 13295.82 13529.44
1997/02/28 14076.48 13392.56 13737.43
1997/03/31 13767.86 13196.51 13548.48
1997/04/30 13922.06 13339.36 13722.19
1997/05/31 14282.92 13627.61 14011.11
1997/06/30 14490.10 13827.52 14227.65
1997/07/31 14775.44 14123.54 14604.77
1997/08/31 14766.31 14074.06 14587.19
1997/09/30 15126.16 14348.57 14849.59
1997/10/31 14882.86 14272.45 14925.41
1997/11/30 14998.62 14383.76 15058.37
1997/12/31 15157.95 14515.34 15210.02
1998/01/31 15430.92 14698.48 15452.41
1998/02/28 15560.57 14799.74 15515.02
1998/03/31 15697.07 14882.18 15662.39
1998/04/30 15748.76 14982.09 15729.66
1998/05/31 15676.85 14992.95 15824.25
1998/06/30 15634.85 15010.15 15905.97
1998/07/31 15734.44 15070.99 16007.35
1998/08/31 14520.66 14328.10 15199.31
1998/09/30 14987.25 14785.75 15238.87
1998/10/31 15020.70 14886.10 14910.04
1998/11/30 15557.45 15303.89 15687.24
1998/12/31 15535.33 15323.38 15659.13
1999/01/31 15656.38 15344.26 15870.47
1999/02/28 15471.80 15134.94 15762.48
1999/03/31 15799.12 15377.83 15945.58
1999/04/30 16289.62 15639.25 16237.32
1999/05/31 15917.08 15380.26 16088.37
1999/06/30 15946.83 15389.33 16048.50
1999/07/31 15890.39 15433.21 16070.08
1999/08/31 15847.45 15384.24 15900.29
1999/09/30 15969.04 15512.52 15836.54
1999/10/31 16078.26 15566.16 15750.59
1999/11/30 16304.86 15671.43 15955.98
1999/12/31 16521.95 15785.23 16052.29
2000/01/31 16331.86 15659.95 15990.83
2000/02/29 16608.01 15829.82 16025.02
2000/03/31 16705.09 15968.36 15789.80
2000/04/30 16478.32 15806.33 15790.02
2000/05/31 16398.00 15699.25 15591.59
2000/06/30 16832.74 16077.57 15892.45
IMATRL PRASUN SHR__CHT 20000630 20000721 152201 R00000000000071

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 2000, the value of the investment would have grown to $16,833 - a 68.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,892 - a 58.92% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,078 - a 60.78% increase.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

** 40% high yield, 30% U.S. government and investment-grade,
15% emerging markets, and 15% foreign developed markets.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,				July 3, 1995 (commencement of sale of Institutional Class shares) to December 31,
	2000	1999	1998	1997	1996	1995
Dividend returns	3.40%	7.10%	6.68%	7.33%	7.70%	4.00%
Capital returns	-1.52%	-0.75%	-4.19%	2.03%	5.34%	3.47%
Total returns	1.88%	6.35%	2.49%	9.36%	13.04%	7.47%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Period ended June 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.94 ¢	35.22 ¢	72.23 ¢
Annualized dividend rate	6.99%	6.81%	6.95%
30-day annualized yield	7.96%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.34 over the past one month, $10.37 over the past six months, and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

International bond investors faced a myriad of negative factors throughout the majority of the six-month period ending June 30, 2000. Strong global economic growth and the threat of rising interest rates, currency fluctuations, and a weakening euro continued to plague global debt issues. Additionally, poor liquidity hampered bond prices in non-U.S. developed markets, particularly in the high-yield bond area, which historically is less sensitive to interest rates and driven more by credit fundamentals. High-yield bonds suffered as a result of declining demand and an increase in the default rate - except for telecommunications issues, which got a boost from the sector's global appeal for wireless communications. Those factors helped drag down the Salomon Brothers Non-U.S. World Government Bond Index, which returned -1.95%. On the bright side, a number of favorable factors propelled demand for emerging-market bonds, which was reflected in the 6.95% return of the J.P. Morgan Emerging Markets Bond Index Global - a popular benchmark of emerging market debt. Credit momentum, which was driven by improving fundamentals - such as the Russian government's Soviet-era debt restructuring and new political leadership - fostered the rally in emerging-market bonds. Elsewhere, Brazil's better-than-expected economic growth fueled a sharp increase in foreign direct investment. Often large commodity suppliers, emerging-market countries also benefited from a sharp increase in oil prices.

(Portfolio Manager photograph)
The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

Semiannual Report

Fund Talk: The Managers' Overview - continued

J.C. For the six months ending June 30, 2000, the fund's Institutional Class shares returned 1.88%. The multi-sector income funds average, as tracked by Lipper Inc., returned 0.43%. Meanwhile, the Merrill Lynch High Yield Master II Index returned -1.00%. For the 12 months ending June 30, 2000, the fund returned 5.56%, while the Lipper average returned 2.09% and the Merrill Lynch index returned -0.97%.

Q. What helped the fund outperform its benchmarks?

J.C. Three of the four subportfolios that make up the fund - high yield, non-U.S. developed markets and emerging markets - outperformed their respective benchmarks. The subportfolio managers will discuss this in more detail below.

Q. Kevin, what was your strategy for the U.S. government sector?

K.G. The subportfolio is designed to be the low risk portion of the fund. Most of the subportfolio's holdings are in U.S. Treasuries and agency issues, which are high-quality, liquid instruments. While the subportfolio did not outperform its benchmark, it did meet its objective of providing liquidity and security for the other subportfolios that make up the fund.

Q. Mark, how did the high-yield subportfolio achieve its outperformance?

M.N. Despite the high-yield market being negatively affected by rising interest rates, wider credit spreads, volatile equity markets and fears of an economic slowdown, the subportfolio was able to outperform its benchmark. This was a result primarily of industry selection and, to a lesser extent, security selection. The portfolio's underweighted position relative to its benchmark in the steel, automotive and entertainment sectors more than offset the negative performance of our overweighted position in cable and underweighting in energy. The steel and automotive sectors were negatively impacted by fears of an economic slowdown, while poor fundamentals in the movie theater industry drove the entertainment arena downward. Energy benefited from robust oil and gas prices, and the cable industry was hurt by too much competition and a disappointing rollout of new services.

Q. Which securities helped and which hampered performance?

M.N. Positive contributions were made by Winstar, a wireless CLEC (competitive local exchange carrier); Laboratory Corp., one of the few large players left in the consolidating clinical laboratory testing business; and Voicestream Wireless, the owner and operator of one of the few national wireless platforms in the U.S. Unfortunately, these gains were somewhat offset by the poor stock performance of Signature Resorts, Kitty Hawk and GST Telecom, which are no longer in the fund.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. John, what events affected the emerging-market debt sector?

J.C. The year started off with one of the most important events - the resignation of Russian President Boris Yeltsin on New Year's Eve. Vladimir Putin, who acted as president until he was formally elected in March, enacted a number of reforms to enhance governability and the rule of law, which increased local and foreign investor confidence and drove asset prices upward. The Russian government also completed a restructuring of Soviet-era debt with private investors. Russia's performance was helped by the continued firmness in oil prices, providing an enormous boost to the country's external accounts. Mexico's story in the first half of this year is also noteworthy. Recognizing Mexico's strong fiscal discipline, reduced risk from the banking sector and increasing integration into the world economy, Moody's Credit Investor Services raised the country's rating to investment-grade level. In addition, with elections slated for the first week in July, President Ernesto Zedillo has been working diligently to avoid the election-related problems of the past. Finally, with respect to the overall market, many countries took advantage of ongoing strength in commodity prices, particularly oil, and continued growth in the U.S.

Q. Ian, what were the factors that
influenced the non-U.S. developed
country subportfolio and what was
your strategy?

I.S. The subportfolio surpassed its benchmark by utilizing active security selection. The key factor was monetary tightening in both the United Kingdom and Euroland - the euro market countries. The Bank of England and the European Central Bank increased interest rates in an effort to slow their respective economies. Credit markets continued to underperform, driven by a number of factors including an increased level of corporate supply, reduced levels of government supply and equity volatility. In response, I reduced the subportfolio's credit exposure and increased holdings in government issues, since the outlook for the credit sector remained uncertain. In the euro market, I added value by utilizing a barbell approach, meaning the subportfolio's holdings were underweighted at the shorter durations, while overweighted in cash and 10-year duration bonds - in anticipation of an inversion in the yield curve and rising rates. In Japan, the economy showed some signs of recovery, as the government maintained its zero percent interest-rate policy in an attempt to encourage growth. As a result, the subportfolio maintained a short-duration position relative to the benchmark since interest rates remained very low both at the short and long-end of the yield curve.

Q. John, as lead portfolio manager, what's your outlook?

J.C. I see continued demand for credit product given current low yields and lack of supply at the long-end of the U.S. yield curve. Since I expect that fundamentals will drive the performance of credits in high-yield and emerging markets, we'll continue to focus Fidelity's research strength on selecting debt and securities that can enable the fund to continue outperforming.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2000, more than $321 million

Manager: John Carlson, lead and emerging-markets manager, since 1995 and 1999, respectively; Kevin Grant, U.S. government investments, since 1998; Mark Notkin, high-yield investments, since 1999; and Ian Spreadbury, foreign developed-market securities, since 1998

3

John Carlson discusses emerging markets - five years later:

"This year marks my fifth anniversary managing Fidelity's emerging-market debt funds and funds holding positions in emerging markets. Over the past five years, the emerging-market debt marketplace has evolved positively, becoming more efficient, deeper and broader.

"When I began managing these funds, the benchmark index used was the J.P. Morgan Emerging Markets Bond Index, which included nine countries, was 88% invested in Latin America and contained no investment-grade securities. The current index used as the benchmark is the J.P. Morgan Emerging Markets Bond Index Global. As the marketplace has evolved, the index also changed to reflect greater diversification and today includes 27 countries, only 65% exposure to Latin America and now 30% in investment-grade securities. In addition, the new index holds a greater number of securities and has a much larger market capitalization - $190 billion as of June 30, 2000, compared to $66 billion as of June 30, 1995.

"The changes in the marketplace and the index complement our portfolio management style. We have always looked for undervalued, out-of-index countries and securities in an effort to enhance performance and achieve better diversification for the portfolios we manage. I remain optimistic about emerging-market debt and look forward to continued growth and development in this marketplace."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.9	15.5
Germany Federal Republic	5.2	1.8
Fannie Mae	4.9	5.3
Brazilian Federative Rep.	2.8	2.7
Canadian Government	2.5	3.0
	32.3	28.3
Top Five Market Sectors as of June 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	16.8	16.7
Utilities	9.6	10.0
Basic Industries	3.1	3.9
Finance	3.0	2.0
Technology	2.2	2.1
Quality Diversification as of June 30, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.3	42.4
Baa	3.2	1.2
Ba	3.2	4.8
B	34.4	34.4
Caa, Ca, C	4.3	5.7
Not Rated	2.7	2.2

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2000 and December 31, 1999 account for 2.7% and 2.2% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of June 30, 2000 *		As of December 31, 1999 **
	Corporate Bonds 35.8%		Corporate Bonds 35.6%
	U.S. Government and Government Agency Obligations 29.2%		U.S. Government and Government Agency Obligations 29.0%
	Foreign Government & Government Agency Obligations 23.5%		Foreign Government & Government Agency Obligations 23.0%
	Stocks 4.9%		Stocks 6.6%
	Other Investments 1.9%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	31.5%	** Foreign investments	31.8%

Semiannual Report

Investments June 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.6%
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Total Renal Care Holdings, Inc. 7% 5/15/09	B1		$ 860,000	$ 571,900
MEDIA & LEISURE - 0.3%
Broadcasting - 0.3%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	-		600,000	570,750
NTL, Inc. 5.75% 12/15/09 (g)	CCC+		344,000	271,760
				842,510
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	476,025
TOTAL CONVERTIBLE BONDS				1,890,435
Nonconvertible Bonds - 35.2%
BASIC INDUSTRIES - 3.1%
Chemicals & Plastics - 1.9%
Avecia Group PLC 11% 7/1/09	B2		840,000	823,200
Berry Plastics Corp. 11% 7/15/07	B3		590,000	528,050
Huntsman Corp. 9.5% 7/1/07 (g)	B2		940,000	857,750
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		1,200,000	1,200,000
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3		750,000	742,500
9.875% 5/1/07	Ba3		1,230,000	1,217,700
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3		795,000	817,856
				6,187,056
Metals & Mining - 0.3%
Better Minerals & Aggregates Co. 13% 9/15/09	B3		280,000	271,600
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	B3		780,000	709,800
				981,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 0.4%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		$ 520,000	$ 400,400
9.75% 6/15/07	Caa1		1,125,000	877,500
				1,277,900
Paper & Forest Products - 0.5%
Container Corp. of America:
gtd.:
9.75% 4/1/03	B2		210,000	208,950
11.25% 5/1/04	B2		50,000	50,750
10.75% 5/1/02	B2		70,000	71,225
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1		470,000	413,600
Stone Container Corp. 12.58% 8/1/16 (h)	B2		560,000	576,800
Tjiwi Kimia International Finance Co. 13.25% 8/1/01	Caa1		270,000	237,600
				1,558,925
TOTAL BASIC INDUSTRIES				10,005,281
CONSTRUCTION & REAL ESTATE - 0.6%
Construction - 0.1%
Blount, Inc. 13% 8/1/09	B3		490,000	498,575
Engineering - 0.2%
360networks, Inc. 13% 5/1/08 (g)	B3		635,000	628,650
Real Estate Investment Trusts - 0.3%
Pinnacle Holdings, Inc. 0% 3/15/08 (e)	B3		1,235,000	858,325
TOTAL CONSTRUCTION & REAL ESTATE				1,985,550
DURABLES - 0.4%
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		720,000	648,000
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (k)	-		676,406	581,709
Sealy Mattress Co. 9.875% 12/15/07	B3		170,000	163,200
				1,392,909
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 71,250
TOTAL DURABLES				1,464,159
ENERGY - 0.4%
Energy Services - 0.3%
Petroliam Nasional BHD (Petronas):
7.125% 10/18/06 (Reg. S)	Baa3		355,000	335,919
7.625% 10/15/26 (Reg. S)	Baa3		250,000	214,063
yankee 7.625% 10/15/26 (g)	Baa3		570,000	488,063
				1,038,045
Oil & Gas - 0.1%
Petroleos Mexicanos 9.4367% 7/15/05 (Reg. S) (h)	Baa3		235,000	235,588
TOTAL ENERGY				1,273,633
FINANCE - 2.9%
Banks - 1.0%
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		525,000	560,438
Banco Nacional de Desenvolvimento Economico e Social:
12.554% 6/16/08 (h)	B2		2,130,000	1,994,213
12.554% 6/16/08 (g)(h)	B2		500,000	468,125
				3,022,776
Credit & Other Finance - 1.9%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	A3	EUR	1,000,000	962,168
AMRESCO, Inc. 9.875% 3/15/05	Caa3		351,000	163,215
APP International Finance (Mauritius) Ltd. 0% 7/5/01 (g)	B3		520,000	410,800
APP International Finance Co. 11.75% 10/1/05	Caa1		170,000	119,000
Astra Overseas Finance BV:
6.7775% 6/30/05 (Reg.S) (h)	-		103,062	62,353
6.7775% 6/30/05 (g)(h)	-		92,755	56,117
Dobson/Sygnet Communications Co. 12.25% 12/15/08	-		625,000	660,938
Ford Motor Credit Co. euro 1.2% 2/7/05	A1	JPY	300,000,000	2,806,107
Kappa Beheer BV 10.625% 7/15/09	B2		715,000	715,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Netia Holdings II BV euro 13.5% 6/15/09	B3	EUR	230,000	$ 221,603
Stone Container Finance Co. 11.5% 8/15/06 (g)	B2		120,000	124,200
				6,301,501
TOTAL FINANCE				9,324,277
HEALTH - 1.3%
Medical Facilities Management - 1.3%
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3		740,000	621,600
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	614,250
Fountain View, Inc. 11.25% 4/15/08	Caa1		200,000	49,000
Hanger Orthopedic Group, Inc. 11.25% 6/15/09	B3		490,000	441,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C		1,136,000	114
Oxford Health Plans, Inc. 11% 5/15/05	B2		930,000	960,225
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,369,900
				4,056,089
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Electrical Equipment - 0.2%
Motors & Gears, Inc. 10.75% 11/15/06	B3		570,000	547,200
Industrial Machinery & Equipment - 0.4%
Applied Power, Inc. 8.75% 4/1/09	B1		810,000	838,350
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		480,000	475,200
				1,313,550
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 0.9%
Allied Waste North America, Inc. 7.875% 1/1/09	Ba2		$ 2,145,000	$ 1,823,250
Browning-Ferris Industries, Inc. 7.4% 9/15/35	Ba3		1,640,000	1,131,600
				2,954,850
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				4,815,600
MEDIA & LEISURE - 14.7%
Broadcasting - 12.8%
ACME Television LLC/ACME Financial Corp. 0% 9/30/04 (e)	B3		1,020,000	974,100
Adelphia Communications Corp.:
8.375% 2/1/08	B1		370,000	326,525
9.25% 10/1/02	B1		280,000	275,100
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		380,000	307,800
Callahan Nordrhein Westfalen 14% 7/15/10 (g)	B3		1,260,000	1,261,576
CapStar Broadcasting Partners, Inc.:
0% 2/1/09 (e)	B2		315,000	287,438
9.25% 7/1/07	B1		1,010,000	1,016,313
Century Communications Corp.:
Series B, 0% 1/15/08	B1		3,330,000	1,365,300
8.375% 12/15/07	B1		20,000	17,450
8.75% 10/1/07	B1		90,000	81,000
9.5% 3/1/05	B1		60,000	57,750
Chancellor Media Corp.:
8.125% 12/15/07	B1		250,000	251,563
9% 10/1/08	B1		2,720,000	2,774,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		1,770,000	1,004,475
0% 4/1/11 (e)	B2		2,600,000	1,475,500
Citadel Broadcasting Co.:
9.25% 11/15/08	B3		1,320,000	1,280,400
10.25% 7/1/07	B3		2,030,000	2,057,913
Comcast UK Cable Partners Ltd. 0% 11/15/07 (e)	B2		220,000	204,600
Diamond Cable Communications PLC yankee 0% 12/15/05 (e)	B3		696,000	650,760
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Earthwatch, Inc. 0% 7/15/07 unit (e)(g)	-		$ 700,000	$ 448,000
EchoStar DBS Corp. 9.375% 2/1/09	B2		1,800,000	1,737,000
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,190,400
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B1		901,000	777,113
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		2,505,000	1,684,613
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		300,000	327,000
LIN Holdings Corp. 0% 3/1/08 (e)	B3		1,240,000	815,300
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Caa1		520,000	358,800
NTL Communications Corp.:
0% 10/1/08 (e)	B3		6,975,000	4,481,438
11.5% 10/1/08	B3		1,080,000	1,088,100
NTL, Inc. 0% 4/1/08 (e)	B3		890,000	551,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B1		90,000	88,200
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,070,600
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3		580,000	391,500
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	85,500
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1		3,405,000	2,366,475
Telewest Communications PLC:
0% 4/15/09 (e)	B1		2,030,000	1,116,500
0% 2/1/10 (e)(g)	B1		2,970,000	1,574,100
9.875% 2/1/10 (g)	B1		350,000	325,500
11.25% 11/1/08	B1		170,000	170,000
Telewest PLC yankee 9.625% 10/1/06	B1		625,000	587,500
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2		1,160,000	580,000
10.875% 8/1/09	B2		3,690,000	3,247,200
11.5% 2/1/10	B2		300,000	268,500
				41,001,102
Entertainment - 0.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3		455,000	414,050
Livent, Inc. 9.375% 10/15/04 (c)	-		300,000	60,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		$ 1,170,000	$ 794,138
9.25% 4/1/06	B3		480,000	453,600
				1,721,788
Lodging & Gaming - 1.4%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		930,000	869,550
HMH Properties, Inc. 7.875% 8/1/05	Ba2		700,000	644,000
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		480,000	451,200
9.375% 6/15/07	B+		890,000	883,325
ITT Corp. 7.375% 11/15/15	Ba1		720,000	603,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	304,000
Station Casinos, Inc. 8.875% 12/1/08	B1		745,000	709,613
				4,464,688
TOTAL MEDIA & LEISURE				47,187,578
NONDURABLES - 0.4%
Foods - 0.4%
Del Monte Corp. 12.25% 4/15/07	B3		252,000	267,120
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1		1,564,000	1,173,000
				1,440,120
RETAIL & WHOLESALE - 0.2%
Grocery Stores - 0.2%
Pathmark Stores, Inc. 9.625% 5/1/03 (c)	Caa3		910,000	627,900
SERVICES - 0.5%
Printing - 0.4%
Sullivan Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	723,600
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		740,131	666,118
				1,389,718
Services - 0.1%
Medaphis Corp. 9.5% 2/15/05	Caa1		190,000	142,500
TOTAL SERVICES				1,532,218
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - 2.1%
Computer Services & Software - 1.2%
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3		$ 510,000	$ 249,900
12% 2/15/10	B3		510,000	395,250
12.5% 2/15/09	B3		784,000	623,280
Federal Data Corp. 10.125% 8/1/05	B3		760,000	494,000
PSINet, Inc. 11% 8/1/09	B3		1,460,000	1,350,500
Verio, Inc. 11.25% 12/1/08	B3		705,000	775,500
				3,888,430
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-		580,000	478,500
Electronic Instruments - 0.2%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		624,000	574,080
Electronics - 0.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3		385,000	413,875
Details, Inc. 10% 11/15/05	B3		65,000	61,750
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2		595,000	600,950
Flextronics International Ltd. 9.875% 7/1/10 (g)	Ba3		365,000	370,475
Intersil Corp. 13.25% 8/15/09	B3		294,000	335,160
				1,782,210
TOTAL TECHNOLOGY				6,723,220
UTILITIES - 7.1%
Cellular - 4.8%
Comunicacion Celular SA 0% 3/1/05 (e)(g)	B3		310,000	229,400
Crown Castle International Corp. 0% 5/15/11 (e)	B3		1,970,000	1,201,700
Leap Wireless International, Inc.:
0% 4/15/10 (e)(g)	-		450,000	189,000
12.5% 4/15/10 (g)	Caa2		775,000	682,000
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	706,800
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1		1,610,000	1,368,500
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	551,855
0% 10/31/07 (e)	B1		850,000	633,250
0% 2/15/08 (e)	B1		2,220,000	1,626,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Nextel Communications, Inc.: - continued
12% 11/1/08	B1		$ 460,000	$ 491,050
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		200,000	140,000
Rogers Communications, Inc. 8.875% 7/15/07	Ba3		625,000	612,500
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		1,790,000	1,181,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3		1,810,000	1,307,725
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2		5,200,000	3,484,000
10.375% 11/15/09	B2		990,000	1,029,600
				15,434,930
Telephone Services - 2.3%
Allegiance Telecom, Inc. 0% 2/15/08 (e)	B3		862,000	627,105
Esat Telecom Group PLC 11.875% 12/1/08	Caa1		60,000	69,600
Intermedia Communications, Inc. 8.5% 1/15/08	B2		445,000	409,400
NEXTLINK Communications, Inc.:
0% 6/1/09 (e)	B2		1,050,000	645,750
10.5% 12/1/09	B2		620,000	607,600
Rhythms NetConnections, Inc. 12.75% 4/15/09	B3		690,000	469,200
WinStar Communications, Inc.:
0% 4/15/10 (e)(g)	B3		6,271,000	2,916,015
12.75% 4/15/10 (g)	B3		1,724,000	1,663,660
				7,408,330
TOTAL UTILITIES				22,843,260
TOTAL NONCONVERTIBLE BONDS				113,278,885
TOTAL CORPORATE BONDS (Cost $120,672,477)				115,169,320
U.S. Government and Government Agency Obligations - 25.9%

U.S. Government Agency Obligations - 9.0%
Fannie Mae:
5.25% 1/15/09	Aaa		6,500,000	5,729,165
6.5% 4/29/09	Aaa		5,500,000	5,138,210
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	974,840
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
4.96% 10/7/05	Aaa		$ 7,500,000	$ 6,803,925
6.75% 4/5/04	Aaa		870,000	859,534
Freddie Mac 6.25% 7/15/04	Aaa		800,000	777,752
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa		169,746	176,826
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		2,017,833	2,055,526
Class 2-E, 9.4% 5/15/02	Aaa		56,958	57,776
Class 3-T, 9.625% 5/15/02	Aaa		20,621	20,991
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		960,000	941,217
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		641,667	633,582
Private Export Funding Corp. secured:
5.82% 6/15/03 (g)	Aaa		4,600,000	4,427,040
6.86% 4/30/04	Aaa		456,000	452,575
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				29,048,959
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds:
7% 7/15/06	Aaa		18,780,000	19,460,775
8.75% 5/15/17	Aaa		5,440,000	6,851,843
8.875% 8/15/17	Aaa		6,685,000	8,521,303
10.75% 8/15/05	Aaa		16,410,000	19,561,194
TOTAL U.S. TREASURY OBLIGATIONS				54,395,115
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $86,062,442)				83,444,074
U.S. Government Agency - Mortgage Securities - 3.3%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Fannie Mae - 1.5%
5.5% 5/1/11 to 6/1/14	Aaa		$ 610,741	$ 567,655
6% 11/1/10 to 1/1/26	Aaa		1,242,853	1,179,800
6.5% 5/1/08 to 2/1/26	Aaa		1,543,999	1,468,464
7% 9/1/25 to 12/1/28	Aaa		571,191	552,904
7.5% 1/1/28 to 5/1/28	Aaa		684,765	676,396
8% 7/1/26 to 12/1/27	Aaa		497,343	500,974
TOTAL FANNIE MAE				4,946,193
Freddie Mac - 0.1%
6% 12/1/07	Aaa		35,146	33,927
8.5% 3/1/20	Aaa		139,326	142,619
TOTAL FREDDIE MAC				176,546
Government National Mortgage Association - 1.7%
6% 1/15/09 to 5/15/09	Aaa		733,575	706,976
6.5% 4/15/26 to 5/15/26	Aaa		777,452	739,310
7% 9/15/25 to 10/15/28	Aaa		1,398,800	1,360,126
7.5% 2/15/22 to 8/15/28	Aaa		2,262,500	2,251,317
8% 9/15/26 to 12/15/26	Aaa		372,524	376,715
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				5,434,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,768,254)				10,557,183
Foreign Government and Government Agency Obligations (i) - 23.5%

Argentinian Republic:
BOCON 2.8068% 4/1/07 (h)	B1	ARS	2,952,031	2,045,802
Brady:
discount 7.875% 3/31/23 (h)	B1		700,000	565,250
par L-GP 6.00% 3/31/23	B1		1,970,000	1,310,050
floating rate bond 7.375% 3/31/05 (h)	B1		1,246,400	1,137,963
9.75% 9/19/27	B1		725,000	564,594
11.375% 3/15/10	B1		315,000	285,863
11.75% 2/12/07	B1	ARS	500,000	413,982
11.75% 4/7/09	B1		1,115,000	1,039,738
11.75% 6/15/15	B1		260,000	235,950
12% 2/1/20	B1		205,000	189,881
12.125% 2/25/19	B1		240,000	225,600
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazilian Federative Rep.:
euro 11.625% 4/15/04	B2		$ 780,000	$ 785,850
Brady:
capitalization bond 8% 4/15/14	B2		2,337,216	1,722,236
debt conversion bond 7.4375% 4/15/12 (h)	B2		2,670,000	1,969,125
discount euro 7.375% 4/15/24 (h)	B2		300,000	237,375
new money bond L, 7.4375% 4/15/09 (Bearer) (h)	B2		572,000	479,765
7.375% 4/15/06 (h)	B2		925,350	843,225
10.125% 5/15/27	B2		1,025,000	808,469
12.25% 3/6/30	B2		426,000	391,920
12.75% 1/15/20	B2		365,000	349,031
14.5% 10/15/09	B2		1,321,000	1,413,470
Bulgarian Republic Brady:
discount A 7.0625% 7/28/24 (h)	B2		346,000	273,773
FLIRB A 2.75% 7/28/12 (h)	B2		572,000	421,135
interest arrears bond 7.0625% 7/28/11 (h)	B2		336,000	266,700
Canadian Government:
1.9% 3/23/09	Aa1	JPY	70,000,000	674,778
7% 12/1/06	Aa1	CAD	2,700,000	1,922,736
9% 6/1/25	Aa1	CAD	2,100,000	1,990,241
10% 5/1/02	Aa1	CAD	5,000,000	3,606,045
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		750,000	378,750
Promissory notes 5.092% 1/5/10	-		704,527	308,439
warrants 11/15/20 (a)(j)	-		750	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		695,000	590,750
Colombian Republic:
7.625% 2/15/07	Ba2		195,000	141,375
8.375% 2/15/27	Ba2		250,000	159,375
8.625% 4/1/08	Ba2		170,000	125,800
9.75% 4/23/09	Ba2		135,000	104,963
10.875% 3/9/04	Ba2		120,000	112,200
11.75% 2/25/20	Ba2		560,000	459,200
Croatia Republic 7.0325% 7/31/06 (h)	Baa3		338,309	320,548
Ecuador Republic Brady:
discount 7.1875% 2/28/25 (c)(h)	Caa2		335,000	131,488
par 4% 2/28/25 (c)(f)	Caa2		430,000	146,200
past due interest 7.1875% 2/28/15 (Bearer) (c)(h)	Caa3		803,706	192,889
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Germany Federal Republic:
4.25% 2/18/05	Aaa	EUR	1,000,000	$ 922,183
4.5% 5/17/02	Aaa	EUR	900,000	851,429
4.5% 7/4/09	Aaa	EUR	500,000	451,791
5.625% 1/4/28	Aaa	EUR	3,800,000	3,657,998
6.25% 4/26/06	Aaa	EUR	4,250,000	4,263,894
8% 7/22/02	Aaa	EUR	6,800,000	6,850,773
Italian Republic 3.75% 6/8/05	Aa3	JPY	360,000,000	3,831,240
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	1,960,000	41,331
Panamanian Republic 8.25% 4/22/08	Ba1		255,000	225,675
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		225,000	136,688
past due interest 4.5% 3/7/17 (h)	Ba3		280,000	187,600
Philippine Government:
8.875% 4/15/08	Ba1		265,000	238,500
9.875% 3/16/10	Ba1		215,000	197,800
9.875% 1/15/19	Ba1		265,000	216,306
Russian Federation:
8.75% 7/24/05 (Reg. S)	B3		869,000	674,561
9.25% 11/27/01	B3		264,000	252,120
10% 6/26/07	B3		761,000	586,921
11% 7/24/18 (Reg. S)	B3		902,000	675,373
11.75% 6/10/03 (Reg. S)	B3		568,000	527,530
12.75% 6/24/28 (Reg. S)	B3		838,000	722,775
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		520,000	231,400
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	1,000,000	870,994
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	2,500,000	2,589,974
Turkish Republic 11.875% 11/5/04	B1		115,000	119,600
Ukraine Government 11% 3/15/07 (Reg. S)	-		505,000	345,925
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	1,310,000	2,189,177
8% 12/7/15	Aaa	GBP	230,000	465,167
8.75% 8/25/17	Aaa	GBP	1,300,000	2,870,392
9.75% 8/27/02	Aaa	GBP	1,000,000	1,627,134
United Mexican States:
Brady:
discount A 7.3125% 12/31/19 (h)	Baa3		1,050,000	1,031,625
par A 6.25% 12/31/19 unit	Baa3		2,165,000	1,805,069
par B 6.25% 12/31/19 unit	Baa3		250,000	208,438
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Mexican States: - continued
value recovery rights 6/30/03:
discount A (j)	-		$ 1,617,000	$ 16
discount C (j)	-		2,000	0
9.875% 2/1/10	Baa3		1,610,000	1,678,425
10.375% 2/17/09	Baa3		440,000	470,250
11.375% 9/15/16	Baa3		655,000	750,794
11.5% 5/15/26	Baa3		910,000	1,097,688
Venezuelan Republic:
Brady debt conversion bond 7.875% 12/18/07 (h)	B2		2,142,840	1,746,415
Oil recovery rights 4/15/20 (j)	-		10	0
9.25% 9/15/27	B2		1,155,000	762,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,537,253)				75,715,795
Supranational Obligations - 0.5%

European Investment Bank 4% 4/15/09 (Cost $2,040,607)	Aaa	EUR	2,000,000	1,689,619
Common Stocks - 0.6%
	Shares
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Laboratory Corp. of America Holdings	17,818	1,374,213
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	65,026
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	570	17,100
		82,126
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Concentric Network Corp. warrants 12/15/07 (a)(g)	200	105,400
DecisionOne Corp.	1,980	20
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	1,137	0
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
DecisionOne Corp.: - continued
Class B warrants 4/18/07 (a)	1,959	$ 0
Class C warrants 4/18/07 (a)	1,162	0
		105,420
Electronics - 0.0%
Intersil Holding Corp. warrants 8/15/09 (a)(g)	120	100,800
TOTAL TECHNOLOGY		206,220
UTILITIES - 0.1%
Cellular - 0.1%
Leap Wireless International, Inc.:
warrants 4/15/10 (a)(g)	775	0
warrants 4/15/10 (a)	450	0
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	575
warrants 1/15/07 (CV ratio .6) (a)	480	2,040
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	4,383
Orbital Imaging Corp. warrants 3/1/05 (a)(g)	56	280
Powertel, Inc. warrants 2/1/06 (a)	3,328	193,024
		200,302
Telephone Services - 0.0%
MGC Communications, Inc. (g)	916	54,903
Source Media, Inc. (a)	1,676	6,547
		61,450
TOTAL UTILITIES		261,752
TOTAL COMMON STOCKS (Cost $1,424,344)		1,924,311
Nonconvertible Preferred Stocks - 4.3%

FINANCE - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II 8.875%	240	213,663
MEDIA & LEISURE - 1.8%
Broadcasting - 1.4%
Adelphia Communications Corp. $13.00	5,345	550,535
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Broadcasting - continued
Benedek Communications Corp. 11.5% pay-in-kind	966	$ 531,300
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	3,656	376,568
CSC Holdings, Inc.:
11.125% pay-in-kind	19,010	1,986,545
Series H, 11.75% pay-in-kind	5,182	546,701
Granite Broadcasting Corp. 12.75% pay-in-kind	622	522,480
		4,514,129
Publishing - 0.4%
PRIMEDIA, Inc.:
$9.20	1,600	138,800
8.625%	7,377	627,045
Series D, $10.00	5,733	530,303
		1,296,148
TOTAL MEDIA & LEISURE		5,810,277
RETAIL & WHOLESALE - 0.0%
Grocery Stores - 0.0%
Supermarkets General Holdings Corp. $3.52 pay-in-kind	12,725	12,725
UTILITIES - 2.4%
Cellular - 1.0%
Nextel Communications, Inc.:
11.125% pay-in-kind	1,087	1,048,955
Series D, 13% pay-in-kind	2,084	2,177,780
		3,226,735
Telephone Services - 1.4%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	14	12,530
Intermedia Communications, Inc. 13.5% pay-in-kind	1,955	1,896,350
NEXTLINK Communications, Inc. 13.50% pay-in-kind	862	836,140
NEXTLINK Communications, Inc. 14% pay-in-kind	32,884	1,677,084
Source Media, Inc. 13.50% pay-in-kind	4,183	24,052
		4,446,156
TOTAL UTILITIES		7,672,891
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,369,123)		13,709,556
Sovereign Loan Participations - 1.4%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Algerian Republic loan participation:
Series 1 - Deutsche Bank 6.625% 9/4/06 (h)	-	$ 415,000	$ 342,375
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 6.625% 9/4/06 (h)	-	284,000	234,300
Series 1- Societe Generale 6.625% 9/4/06 (h)	-	20,000	16,500
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.1875% 3/4/10 (h)	-	315,000	243,338
Series 3 - The Chase Manhattan Bank 7.1875% 3/4/10 (h)	-	142,000	109,695
Bank for Foreign Economic Affairs of Russia (Vnesheconombank) loan participation restructured under 1997 Agreement:
- Deutsche Bank 7.9375% 12/15/20 (c)(h)	-	7,594,000	2,325,663
- ING Bank NV 7.9375% 12/15/20 (c)(h)	-	320,000	98,000
- Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.9375% 12/15/20 (c)(h)	-	610,000	186,813
- Morgan (J.P.) Securities, Inc. 7.9375% 12/15/20 (c)(h)	-	265,000	81,156
- Paribas Capital Markets 7.9375% 12/15/20 (c)(h)	-	265,000	81,156
- The Chase Manhattan Bank 7.9375% 12/15/20 (c)(h)	-	530,000	162,313
Moroccan Kingdom loan participation:
Series A - Deutsche Bank 7.75% 1/1/09 (h)	-	155,000	139,500
Series A - Morgan Guaranty Trust Co. 7.75% 1/1/09 (h)	-	117,052	105,347
Series A - Paribas Capital Markets 7.75% 1/1/09 (h)	-	198,579	178,721
Series A - The Chase Manhattan Bank 7.75% 1/1/09 (h)	-	54,429	48,986
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,961,127)			4,353,863
Cash Equivalents - 3.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.58%, dated 6/30/00 due 7/3/00 (Cost $12,613,000)	$ 12,619,918	$ 12,613,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $326,448,627)		319,176,721
NET OTHER ASSETS - 0.8%		2,712,437
NET ASSETS - 100%		$ 321,889,158
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,894,865 or 5.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/00	$ 641,329
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.3%	AAA, AA, A	37.2%
Baa	3.2%	BBB	1.5%
Ba	3.2%	BB	7.6%
B	34.0%	B	30.3%
Caa	4.2%	CCC	4.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.2%
The percentage not rated by Moody's or S&P amounted to 2.7%. FMR has determined that unrated debt securities that are lower quality account for 2.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.5%
Germany	6.0
United Kingdom	3.9
Brazil	3.6
Canada	3.0
Mexico	2.6
Argentina	2.6
Russia	2.3
Netherlands	2.0
Italy	1.2
Others (individually less than 1%)	4.3
100.0%
Income Tax Information

At June 30, 2000, the aggregate cost
of investment securities for income tax purposes was $327,033,015. Net unrealized depreciation aggregated $7,856,294, of which $8,062,631 related to appreciated investment securities and $15,918,925 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $10,864,000 all of which will expire on December 31, 2007.
The fund intends to elect to defer to its fiscal year ending December 31, 2000 approximately $2,077,000 of losses recognized during the period November 1, 1999 to December 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $12,613,000) (cost $326,448,627) - See accompanying schedule		$ 319,176,721
Cash		178,561
Receivable for investments sold		1,541,679
Receivable for fund shares sold		608,695
Dividends receivable		221,206
Interest receivable		6,009,559
Other receivables		1,174
Total assets		327,737,595
Liabilities
Payable for investments purchased	$ 4,201,849
Payable for fund shares redeemed	950,405
Distributions payable	324,109
Accrued management fee	151,964
Distribution fees payable	122,600
Other payables and accrued expenses	97,510
Total liabilities		5,848,437
Net Assets		$ 321,889,158
Net Assets consist of:
Paid in capital		$ 342,602,234
Undistributed net investment income		2,510,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,913,854)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,309,660)
Net Assets		$ 321,889,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2000 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,282,639 ÷ 1,481,576 shares)	$10.32
Maximum offering price per share (100/95.25 of $10.32)	$10.83
Class T: Net Asset Value and redemption price per share ($196,251,328 ÷ 19,037,311 shares)	$10.31
Maximum offering price per share (100/96.50 of $10.31)	$10.68
Class B: Net Asset Value and offering price per share ($86,077,078 ÷ 8,334,745 shares) A	$10.33
Class C: Net Asset Value and offering price per share ($20,538,163 ÷ 1,993,332 shares) A	$10.30
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,739,950 ÷ 360,599 shares)	$10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2000 (Unaudited)
Investment Income Dividends		$ 951,028
Interest		12,434,739
Total income		13,385,767
Expenses
Management fee	$ 893,067
Transfer agent fees	276,360
Distribution fees	718,801
Accounting fees and expenses	94,317
Non-interested trustees' compensation	523
Custodian fees and expenses	32,551
Registration fees	63,573
Audit	39,169
Legal	6,497
Miscellaneous	1,161
Total expenses before reductions	2,126,019
Expense reductions	(8,233)	2,117,786
Net investment income		11,267,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,735,841)
Foreign currency transactions	(260,369)	(1,996,210)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,949,116)
Assets and liabilities in foreign currencies	1,328	(3,947,788)
Net gain (loss)		(5,943,998)
Net increase (decrease) in net assets resulting from operations		$ 5,323,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2000 (Unaudited)	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,267,981	$ 21,899,000
Net realized gain (loss)	(1,996,210)	(7,459,313)
Change in net unrealized appreciation (depreciation)	(3,947,788)	3,043,574
Net increase (decrease) in net assets resulting from operations	5,323,983	17,483,261
Distributions to shareholders from net investment income	(9,891,819)	(19,936,469)
Share transactions - net increase (decrease)	16,634,027	24,266,774
Total increase (decrease) in net assets	12,066,191	21,813,566
Net Assets
Beginning of period	309,822,967	288,009,401
End of period (including undistributed net investment income of $2,510,438 and $1,690,132, respectively)	$ 321,889,158	$ 309,822,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Invest- ment Operations
Net investment income D	.388	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.195)	(.152)	(.512)	.198	.493
Total from investment operations	.193	.623	.259	1.000	.760
Less Distributions
From net investment income	(.343)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.343)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.320	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C	1.90%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,283	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets	1.10% A	1.08%	1.23%	1.25% F	1.25% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.59% A	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	94% A	146%	150%	140%	119%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000	$ 9.920
Income from Invest- ment Operations
Net investment income	.386 D	.772 D	.781 D	.814 D	.813 D	.885
Net realized and unrealized gain (loss)	(.206)	(.147)	(.535)	.194	.542	1.231
Total from investment operations	.180	.625	.246	1.008	1.355	2.116
Less Distributions
From net investment income	(.340)	(.705)	(.726)	(.798)	(.805)	(.806)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.340)	(.705)	(.786)	(1.168)	(1.105)	(1.036)
Net asset value, end of period	$ 10.310	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Total Return B, C	1.77%	6.15%	2.26%	9.33%	12.89%	22.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 196,251	$ 190,335	$ 189,755	$ 119,204	$ 99,327	$ 52,626
Ratio of expenses to average net assets	1.16% A	1.13%	1.18%	1.20%	1.23%	1.35% E
Ratio of expenses to average net assets after expense reductions	1.15% A, F	1.13%	1.17% F	1.19% F	1.22% F	1.35%
Ratio of net investment income to average net assets	7.52% A	7.38%	7.25%	7.21%	7.34%	7.28%
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010	$ 9.910
Income from Investment Operations
Net investment income	.352 D	.703 D	.713 D	.740 D	.743 D	.820
Net realized and unrealized gain (loss)	(.206)	(.146)	(.529)	.194	.538	1.237
Total from investment operations	.146	.557	.184	.934	1.281	2.057
Less Distributions
From net investment income	(.306)	(.637)	(.654)	(.724)	(.731)	(.727)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.306)	(.637)	(.714)	(1.094)	(1.031)	(.957)
Net asset value, end of period	$ 10.330	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Total Return B, C	1.44%	5.45%	1.69%	8.60%	12.14%	21.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 86,077	$ 86,116	$ 72,773	$ 54,562	$ 37,403	$ 26,654
Ratio of expenses to average net assets	1.82% A	1.78%	1.83%	1.86%	1.88%	2.10% E
Ratio of expenses to average net assets after expense reductions	1.81% A, F	1.78%	1.83%	1.85% F	1.87% F	2.10%
Ratio of net investment income to average net assets	6.86% A	6.73%	6.56%	6.55%	6.69%	6.53%
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income D	.345	.687	.672	.105
Net realized and unrealized gain (loss)	(.204)	(.151)	(.517)	.037
Total from investment operations	.141	.536	.155	.142
Less Distributions
From net investment income	(.301)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	(.310)
In excess of net realized gain	-	-	(.060)	-
Total distributions	(.301)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.300	$ 10.460	$ 10.550	$ 11.080
Total Return B, C	1.39%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,538	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets	1.93% A	1.91%	2.07% F	2.10% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.75% A	6.61%	6.37%	6.30% A
Portfolio turnover rate	94% A	146%	150%	140%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2000	Years ended December 31,
	(Unaudited)	1999	1998	1997	1996	1995 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030	$ 10.890
Income from Investment Operations
Net investment income	.400 D	.799 D	.805 D	.830 D	.826 D	.456
Net realized and unrealized gain (loss)	(.208)	(.150)	(.533)	.186	.548	.340
Total from investment operations	.192	.649	.272	1.016	1.374	.796
Less Distributions
From net investment income	(.352)	(.729)	(.742)	(.806)	(.804)	(.426)
From net realized gain	-	-	-	(.370)	(.300)	(.230)
In excess of net realized gain	-	-	(.060)	-	-	-
Total distributions	(.352)	(.729)	(.802)	(1.176)	(1.104)	(.656)
Net asset value, end of period	$ 10.370	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Total Return B, C	1.88%	6.35%	2.49%	9.36%	13.04%	7.47%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,740	$ 3,645	$ 4,636	$ 6,289	$ 6,107	$ 107
Ratio of expenses to average net assets	.93% A	.93%	1.07%	1.10% F	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	.92% A, G	.93%	1.07%	1.09% G	1.10%	1.10% A
Ratio of net investment income to aver- age net assets	7.76% A	7.58%	7.29%	7.31%	7.47%	7.53% A
Portfolio turnover rate	94% A	146%	150%	140%	119%	193%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, non-taxable dividends, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $581,709 or .2% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $4,353,863 or 1.4% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,385,373 and $137,527,507, respectively, of which U.S. government and government agency obligations aggregated $10,167,001 and $6,324,104, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 10,206	$ 35
Class T	238,115	2,757
Class B	379,103	274,390
Class C	91,377	46,971
	$ 718,801	$ 324,153

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,515	$ 14,579
Class T	60,945	19,314
Class B	131,289	131,289*
Class C	1,693	1,693*
	$ 239,442	$ 166,875

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 14,374	.21 *
Class T	164,772	.17 *
Class B	76,225	.18 *
Class C	17,523	.19 *
Institutional Class	3,466	.19 *
	$ 276,360

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,926,200. The weighted average interest rate was 5.88%. Interest earned from the interfund lending program amounted to $ 6,476 and is included in interest income on the Statement of Operations.

6. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $8,233.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Beneficial Interest.

At the end of the period, FMR was record owner of approximately 13% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30,	Year ended December 31,
	2000	1999
From net investment income
Class A	$ 452,969	$ 775,559
Class T	6,287,009	13,041,860
Class B	2,494,965	4,950,300
Class C	534,679	853,483
Institutional Class	122,197	315,267
Total	$ 9,891,819	$ 19,936,469

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	590,687	670,664	$ 6,103,658	$ 7,034,562
Reinvestment of distributions	34,799	59,003	358,061	616,531
Shares redeemed	(365,966)	(416,786)	(3,788,317)	(4,352,173)
Net increase (decrease)	259,520	312,881	$ 2,673,402	$ 3,298,920
Class T Shares sold	3,852,768	7,300,446	$ 39,705,333	$ 76,364,764
Reinvestment of distributions	518,443	1,043,417	5,331,824	10,903,390
Shares redeemed	(3,514,147)	(8,149,722)	(36,341,664)	(85,087,489)
Net increase (decrease)	857,064	194,141	$ 8,695,493	$ 2,180,665
Class B Shares sold	1,205,702	3,093,028	$ 12,456,860	$ 32,490,970
Reinvestment of distributions	165,116	321,769	1,700,988	3,367,960
Shares redeemed	(1,247,215)	(2,090,413)	(12,903,021)	(21,891,154)
Net increase (decrease)	123,603	1,324,384	$ 1,254,827	$ 13,967,776
Class C Shares sold	694,053	1,002,410	$ 7,155,652	$ 10,478,051
Reinvestment of distributions	38,924	62,617	399,961	653,680
Shares redeemed	(357,189)	(513,809)	(3,696,630)	(5,359,385)
Net increase (decrease)	375,788	551,218	$ 3,858,983	$ 5,772,346
Institutional Class Shares sold	53,982	137,655	$ 559,029	$ 1,449,056
Reinvestment of distributions	9,533	20,355	98,650	213,945
Shares redeemed	(49,084)	(248,874)	(506,357)	(2,615,934)
Net increase (decrease)	14,431	(90,864)	$ 151,322	$ (952,933)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Bart A. Grenier, Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Focus Funds

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Industries Fund

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Services Fund

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Opportunities Fund

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